UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
California Municipal Money Market Fund	8
California Intermediate-Term Tax-Exempt Fund	27
California Long-Term Tax-Exempt Fund	175

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard California Intermediate-Term Tax-Exempt Fund returned 4.54% for Investor Shares and 4.62% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 5.36% for Investor Shares and 5.44% for Admiral Shares. Results versus their benchmark indexes were mixed. Vanguard California Municipal Money Market Fund returned 0.47%.
•	As the coronavirus spread outside of China, many governments shuttered nonessential businesses and instituted lockdowns, leading to a sharp drop in global economic activity. Central banks responded by slashing interest rates and enacting stimulus programs, pushing bond yields lower and prices higher.
•	The advisor’s disciplined approach to risk paid off in this challenging environment. The bond funds’ fairly conservative positioning going into 2020 allowed the advisor to dial up exposure to lower-quality investment-grade munis that had been hit hard, which paid off when those securities rebounded.
•	With muni yields ending the period lower, the Long-Term Fund’s longer duration than its benchmark’s also helped. The Intermediate-Term Fund’s shorter duration at the beginning of the period was a headwind. (Duration is a measure of price sensitivity to movements in interest rates.)
•	With the Federal Reserve cutting rates to near zero, taxable and tax-free money market returns turned more modest.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard California Intermediate-Term Tax-Exempt Fund returned 4.54% for Investor Shares and 4.62% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 5.36% for Investor Shares and 5.44% for Admiral Shares. The Intermediate-Term Fund lagged its benchmark index while the Long-Term Fund outpaced its benchmark index.
As municipal bond prices rose, yields declined. For the 12 months, the 30-day SEC yield fell 57 basis points to 0.89% for the Intermediate-Term Fund and 47 basis points to 1.32% for the Long-Term Fund. (Yields cited are for Admiral Shares; a basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard California Municipal Money Market Fund returned 0.47%, outpacing the average of 0.36% for its peer group. Yields for tax-exempt money market instruments also fell, and the fund’s 7-day SEC yield declined 89 basis points to 0.01%.
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the Money Market Fund owned such securities.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020—and

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

the aggressive efforts to contain it, which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.
Many governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the pandemic’s impact on economic activity, jobs, and the functioning of the credit markets. In the United States, Congress passed legislation that provided aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
At the height of investor pessimism, in March, there was a spike in volatility and an erosion in liquidity in the bond market. Yields nevertheless ended the period lower—and prices higher—as investors sought out safer assets.
Because of the pandemic, the state of California significantly lowered its projections in May for income tax revenues for its fiscal year 2021 starting July 1, 2020, and outlined cost-cutting measures. However, for the first four months of the fiscal year, the state actually saw higher-than-expected income tax receipts. That development, along with federal CARES Act funding, should mean the state will need to draw less from its rainy-day reserves than initially anticipated. California’s large cities are more reliant than the state on sales tax receipts, which have been resilient, while a majority of their revenues come from property taxes, which are very stable.
The state’s credit rating remained stable over the period. That’s due partly to aggressive direct and indirect stimulus measures from policymakers, but also to California’s prudence in recent years in paying off debt and building reserves. Before the pandemic hit, the state’s $20 billion-plus rainy-day fund was equivalent to more than 10% of its annual budgeted expenditures. With that cushion and adequate federal support, we expect to see, at worst, only a moderate credit deterioration over the next 18 months. Furthermore, no major cities’ ratings changed over the period.
Demand for munis remained solid as investors continued to seek out tax-exempt income. Although muni issuance soared, much of it was in taxable bonds for advance refundings, which pulled supply out of the tax-exempt market.
Management of the funds
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying relatively low credit risk in the funds because we viewed valuations as relatively expensive.
We obviously didn’t see the coronavirus pandemic coming, but our more defensive positioning helped mitigate the impact of the market sell-off in March and April. That positioning then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
Over the 12 months, California municipal bonds rated AAA and AA returned more than 5%, according to the Bloomberg Barclays CA Municipal Bond Index. California munis lower on the investment-grade credit-quality ladder returned well under 5%.
Because credit underperformed over the 12-month period, the tilt in the investment-grade funds toward high-quality securities added value, particularly during the market sell-off.
With muni yields ending the period lower, the Long-Term Fund’s longer duration compared with its benchmark also helped relative performance, while the Intermediate-Term Fund’s shorter duration at the beginning of the period was a headwind. (Duration is a measure of price sensitivity to movements in interest rates.)
The California Money Market Fund continued to provide investors with superior income versus its peer average, aided by prudent management and low costs.
Outlook
Risks remain: Increases in COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors. Defaults among investment-grade munis are unlikely because issuers will be buttressed by reserves, federal aid, and other fiscal levers and because the overarching trend of the next 12 to 24 months should be toward tighter spreads. But the road to an economic recovery is likely to be bumpy and long.
That probably will translate into periods of turbulence in the muni market in the year ahead, which is why a focus on diversification, deep research, and discipline will be key to potential investment success.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
John M. Carbone, Principal, Portfolio Manager
James M. D’Arcy, CFA, Portfolio Manager
Adam Ferguson, CFA, Portfolio Manager
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 16, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,000.27	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,025.75	$0.86
Admiral™ Shares	1,000.00	1,026.16	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,034.40	$0.86
Admiral Shares	1,000.00	1,034.81	0.46
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period are 0.16% for the California Municipal Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2020
1 - 7 Days	81.8%
8 - 30 Days	5.5
31 - 60 Days	6.0
61 - 90 Days	0.0
91 - 180 Days	5.6
Over 180 Days	1.1
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.1%)
California (100.1%)
	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	0.090%	12/7/20	49,820	49,820
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	0.080%	12/7/20	7,205	7,205
[1]	ABAG Finance Authority for Nonprofit Corps. Recreational Revenue VRDO	0.130%	12/7/20	7,000	7,000
[1,2]	Alameda CA Unified School District TOB VRDO	0.130%	12/7/20	4,000	4,000
[1,2]	Allan Hancock CA Joint Community College GO TOB VRDO	0.130%	12/7/20	6,653	6,653
[1,2]	Anaheim CA Elementary School District GO TOB VRDO	0.090%	12/7/20	2,120	2,120
	Anaheim Housing Authority Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	5,485	5,485
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.120%	12/7/20	19,630	19,630
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.120%	12/7/20	12,035	12,035
[1,2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.120%	12/7/20	8,435	8,435
[1,2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.120%	12/7/20	6,060	6,060
[1,2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.120%	12/7/20	6,710	6,710
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.080%	12/3/20	48,675	48,675
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.080%	12/3/20	23,015	23,015
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.050%	12/7/20	37,680	37,680
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.060%	12/7/20	3,975	3,975
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.070%	12/7/20	9,405	9,405
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.080%	12/7/20	10,080	10,080
[1,2]	Beverly Hills CA Public Financing Authority Water Revenue TOB VRDO	0.130%	12/7/20	4,580	4,580
[1]	Big Bear Lake CA Industrial Revenue VRDO	0.130%	12/2/20	44,900	44,900
	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.190%	12/17/20	45,800	45,800
[2]	BlackRock MuniYield California Quality Fund Inc. VRDO VRDP	0.190%	12/3/20	159,100	159,100
	Cairn High Grade LLC	0.180%	1/13/21	15,082	15,082
[1,2]	California Coast Community College District GO TOB VRDO	0.120%	12/7/20	5,705	5,705
	California Department of Water Resources Water Revenue	0.170%	12/3/20	9,787	9,787
	California Department of Water Resources Water Revenue	0.170%	12/8/20	25,000	25,000
	California Department of Water Resources Water Revenue	0.170%	1/4/21	18,235	18,235
	California Department of Water Resources Water Revenue	0.170%	1/4/21	15,796	15,796
	California Department of Water Resources Water Revenue	0.170%	1/5/21	25,373	25,373

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue	0.190%	1/12/21	12,144	12,144
	California Department of Water Resources Water Revenue	0.190%	1/13/21	37,445	37,445
[1,2]	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	0.130%	12/7/20	7,770	7,770
	California Educational Facilities Authority College & University Revenue VRDO	0.100%	12/7/20	2,700	2,700
	California Educational Facilities Authority Revenue	0.130%	12/2/20	3,000	3,000
	California Educational Facilities Authority Revenue	0.470%	12/4/20	50,000	50,000
[1,2]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.110%	12/7/20	3,300	3,300
[1,2]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.120%	12/7/20	4,375	4,375
[1,2]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.120%	12/7/20	3,590	3,590
[1,2]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.140%	12/7/20	4,000	4,000
	California GO	5.000%	4/1/21	80,530	81,454
	California GO	3.000%	5/1/21	28,220	28,554
[1,2]	California GO TOB VRDO	0.130%	12/3/20	5,300	5,300
[1,2]	California GO TOB VRDO	0.110%	12/7/20	9,240	9,240
[1,2]	California GO TOB VRDO	0.120%	12/7/20	13,000	13,000
[1,2]	California GO TOB VRDO	0.120%	12/7/20	10,000	10,000
[1,2,3]	California GO TOB VRDO	0.120%	12/7/20	5,005	5,005
[1,2]	California GO TOB VRDO	0.120%	12/7/20	4,580	4,580
[1,2]	California GO TOB VRDO	0.120%	12/7/20	5,000	5,000
[1,2]	California GO TOB VRDO	0.130%	12/7/20	20,395	20,395
[1,2]	California GO TOB VRDO	0.130%	12/7/20	26,835	26,835
[1,2]	California GO TOB VRDO	0.130%	12/7/20	23,645	23,645
[1,2]	California GO TOB VRDO	0.130%	12/7/20	3,000	3,000
[1,2]	California GO TOB VRDO	0.130%	12/7/20	2,220	2,220
[1,2]	California GO TOB VRDO	0.140%	12/7/20	3,335	3,335
[1,2]	California GO TOB VRDO	0.140%	12/7/20	4,500	4,500
[1,2]	California GO TOB VRDO	0.140%	12/7/20	2,770	2,770
[1,2]	California GO TOB VRDO	0.140%	12/7/20	17,590	17,590
[1]	California GO VRDO	0.060%	12/1/20	19,185	19,185
[1]	California GO VRDO	0.070%	12/1/20	10,350	10,350
[1]	California GO VRDO	0.080%	12/1/20	8,320	8,320
[1]	California GO VRDO	0.080%	12/1/20	12,140	12,140
[1]	California GO VRDO	0.090%	12/1/20	12,000	12,000
[1]	California GO VRDO	0.100%	12/1/20	1,515	1,515
[1]	California GO VRDO	0.090%	12/2/20	15,245	15,245
[1]	California GO VRDO	0.060%	12/7/20	18,170	18,170
[1]	California GO VRDO	0.080%	12/7/20	21,460	21,460
	California GO VRDO	0.160%	12/16/20	15,000	15,000
[1,2]	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	0.120%	12/7/20	2,295	2,295
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	0.140%	12/3/20	17,565	17,565
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/1/20	8,920	8,920
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/1/20	7,200	7,200
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/2/20	20,700	20,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/2/20	14,800	14,800

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/3/20	12,990	12,990
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/7/20	29,600	29,600
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/7/20	4,110	4,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/7/20	33,215	33,215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/7/20	46,550	46,550
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/7/20	14,800	14,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/7/20	31,425	31,425
[1,2,4]	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.260%	5/3/21	2,500	2,500
[1,2]	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	0.140%	12/7/20	8,000	8,000
[1,2]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.120%	12/7/20	2,060	2,060
[1,2]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.120%	12/7/20	11,395	11,395
[1,2]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.120%	12/7/20	6,750	6,750
[1,2]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.140%	12/7/20	6,665	6,665
[2]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.450%	7/1/21	27,500	27,500
[4]	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT, SIFMA Municipal Swap Index Yield - 0.050%	0.060%	4/1/21	22,000	22,000
[1,2]	California Infrastructure & Economic Development Bank Revenue TOB VRDO	0.130%	12/7/20	5,915	5,915
[1,2]	California Infrastructure & Economic Development Bank Revenue TOB VRDO	0.130%	12/7/20	6,970	6,970
	California Municipal Finance Authority Industrial Revenue (ExxonMobil Project) VRDO	0.110%	12/1/20	16,310	16,310
	California Municipal Finance Authority Industrial Revenue VRDO	0.100%	12/1/20	44,880	44,880
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	0.100%	12/7/20	27,010	27,010
[1,2]	California Municipal Finance Authority Revenue (LAX Integrated Express Solutions LLC) TOB VRDO	0.180%	12/7/20	3,740	3,740
	California Pollution Control Financing Authority Industrial Revenue VRDO	0.110%	12/1/20	12,070	12,070
[1,2]	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	0.130%	12/7/20	3,750	3,750
[1,2]	California State University Revenue TOB VRDO	0.120%	12/7/20	2,240	2,240
[1,2]	California State University Systemwide Revenue TOB VRDO	0.130%	12/7/20	7,160	7,160
[1]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.070%	12/7/20	29,200	29,200
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/1/20	12,690	12,690
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/7/20	9,210	9,210
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	12/1/20	13,300	13,300
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	12/1/20	14,200	14,200

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.120%	12/1/20	14,400	14,400
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.100%	12/7/20	25,920	25,920
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	11,900	11,900
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	12,785	12,785
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	12,605	12,605
[1,2]	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	0.130%	12/7/20	2,175	2,175
	California Statewide Communities Development Authority Revenue VRDO	0.150%	12/9/20	3,000	3,000
	California Statewide Communities Development Authority Revenue VRDO	0.150%	12/15/20	19,000	19,000
[1,2]	California University College & University Revenue TOB VRDO	0.130%	12/7/20	2,755	2,755
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	0.070%	12/7/20	12,690	12,690
[1,2]	Chino Valley CA Unified School District GO TOB VRDO	0.140%	12/7/20	3,945	3,945
[1,2]	Chino Valley CA Unified School District GO VRDO	0.130%	12/7/20	2,000	2,000
[1,2]	Coast Community College District GO TOB VRDO	0.120%	12/7/20	5,000	5,000
	Contra Costa CA Water District	0.180%	12/16/20	17,500	17,500
[1,2]	Corona-Norco Unified School District GO TOB VRDO	0.120%	12/7/20	4,315	4,315
[1,2]	Cupertino CA Union School District GO TOB VRDO	0.120%	12/7/20	8,870	8,870
[1,2]	Desert CA Community College District GO TOB VRDO	0.140%	12/7/20	6,000	6,000
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.080%	12/1/20	35,885	35,885
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.080%	12/1/20	12,965	12,965
[1,2]	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.130%	12/7/20	10,025	10,025
[1,2]	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.140%	12/7/20	2,500	2,500
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.180%	12/3/20	23,400	23,400
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.110%	12/7/20	24,000	24,000
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.110%	12/7/20	40,000	40,000
[1,2]	Eastern Municipal Water District Financing Authority TOB VRDO	0.140%	12/7/20	9,000	9,000
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.080%	12/1/20	10,945	10,945
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.090%	12/7/20	670	670
[1,2]	Elk Grove CA Unified School District GO TOB VRDO	0.130%	12/7/20	2,120	2,120
	Escondido Community Development Commission Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	4,250	4,250
[1,2,5]	Fairfield CA COP TOB VRDO	0.210%	12/7/20	2,307	2,307
[1,2]	Fairfield-Suisun CA Unified School District GO TOB VRDO	0.080%	12/1/20	12,345	12,345
[1,2]	Folsom Cordova Unified School District School Facilities Improvement District No. 5 TOB VRDO	0.130%	12/7/20	3,750	3,750
[1,2]	Foothill-De Anza CA Community College District GO TOB VRDO	0.140%	12/7/20	7,500	7,500
[1,2]	Foothill-Eastern CA Transportation Corridor Agency Revenue TOB VRDO	0.150%	12/7/20	1,110	1,110
[1,2]	Fremont Union High School District TOB VRDO	0.140%	12/7/20	3,425	3,425
[1,2]	Gilroy CA Unified School District GO TOB VRDO	0.150%	12/7/20	2,000	2,000
[1,2]	Glendale CA Community College District GO TOB VRDO	0.140%	12/7/20	4,000	4,000
[1,2]	Hartnell CA Community College GO TOB VRDO	0.140%	12/7/20	1,245	1,245
[1,2]	Hayward CA Area Recreation & Park District GO TOB VRDO	0.140%	12/7/20	5,000	5,000
[1,2]	Huntington Beach CA City School District GO TOB VRDO	0.080%	12/1/20	12,220	12,220

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Irvine CA Special Assessment Revenue VRDO	0.070%	12/1/20	5,775	5,775
[1,2]	Irvine CA VRDO	0.070%	12/1/20	3,200	3,200
[1]	Irvine CA VRDO	0.070%	12/1/20	6,800	6,800
[1,2]	Irvine CA VRDO	0.070%	12/1/20	4,000	4,000
[1,2]	Irvine CA VRDO	0.070%	12/1/20	5,275	5,275
[1,2]	Irvine CA VRDO	0.070%	12/1/20	4,050	4,050
[1]	Irvine CA VRDO	0.080%	12/1/20	45,600	45,600
[1,2]	Irvine Ranch CA Water District COP TOB VRDO	0.130%	12/7/20	3,220	3,220
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield - 0.060%	0.050%	3/3/21	38,500	38,500
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield - 0.060%	0.050%	3/3/21	25,000	25,000
[1]	Irvine Ranch Water District VRDO	0.070%	12/1/20	6,295	6,295
[1]	Irvine Ranch Water District VRDO	0.070%	12/1/20	900	900
	Livermore Housing Authority Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	4,770	4,770
[1,2]	Long Beach CA Community College District GO TOB VRDO	0.130%	12/7/20	5,051	5,051
[1,2]	Long Beach CA Harbor Revenue TOB VRDO	0.130%	12/7/20	4,000	4,000
[1,2]	Long Beach CA Harbor Revenue TOB VRDO	0.130%	12/7/20	3,750	3,750
[1,2]	Long Beach CA Unified School District GO TOB VRDO	0.130%	12/7/20	32,160	32,160
[1,2]	Long Beach CA Unified School District GO TOB VRDO	0.140%	12/7/20	1,620	1,620
[1,2]	Los Angeles CA Community College District TOB VRDO	0.140%	12/7/20	3,750	3,750
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	12/7/20	9,555	9,555
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	12/7/20	3,970	3,970
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	12/7/20	4,500	4,500
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	12/7/20	5,015	5,015
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.180%	12/7/20	1,460	1,460
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.180%	12/7/20	2,940	2,940
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.230%	12/7/20	5,020	5,020
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.230%	12/7/20	6,665	6,665
[1,2]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.230%	12/7/20	7,545	7,545
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.130%	12/7/20	12,060	12,060
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.160%	12/7/20	6,520	6,520
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.160%	12/7/20	2,670	2,670
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.180%	12/7/20	8,895	8,895
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.230%	12/7/20	2,500	2,500
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	12/3/20	5,400	5,400
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.130%	12/7/20	1,150	1,150
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	12/7/20	12,270	12,270
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	12/7/20	7,590	7,590

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	12/7/20	2,000	2,000
[1,2]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.140%	12/7/20	9,200	9,200
[1,2]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.130%	12/7/20	1,875	1,875
[1,2]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.160%	12/7/20	2,220	2,220
	Los Angeles CA Municipal Improvement Corporation Lease Revenue	0.180%	12/8/20	6,380	6,380
	Los Angeles CA Municipal Improvement Corporation Lease Revenue	0.160%	12/14/20	9,000	9,000
	Los Angeles CA Municipal Improvement Corporation Lease Revenue	0.200%	1/19/21	18,500	18,500
[1]	Los Angeles CA Wastewater System Water Revenue VRDO	0.090%	12/3/20	32,465	32,465
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	12/7/20	6,000	6,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	12/7/20	7,100	7,100
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	12/8/20	5,950	5,950
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	12/8/20	9,800	9,800
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.160%	12/15/20	10,100	10,100
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.160%	12/16/20	18,000	18,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.160%	12/16/20	3,000	3,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	1/6/21	12,000	12,000
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	1/7/21	9,440	9,440
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	1/7/21	34,800	34,800
	Los Angeles County CA Capital Asset Leasing Corporation Lease Revenue	0.180%	1/7/21	21,500	21,500
	Los Angeles County CA Metropolitan Transportation Authority Revenue	0.150%	12/3/20	15,000	15,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.080%	12/1/20	12,900	12,900
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	10,350	10,350
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.060%	12/3/20	50	50
[1,2]	Los Angeles Department of Water & Power System Revenue TOB VRDO	0.110%	12/7/20	9,600	9,600
[1,2]	Los Angeles Department of Water & Power System Revenue TOB VRDO	0.130%	12/7/20	7,335	7,335
	Los Angeles Department of Water Revenue VRDO	0.070%	12/1/20	7,500	7,500
	Los Angeles Department of Water Revenue VRDO	0.090%	12/1/20	13,000	13,000
	Los Angeles Department of Water Revenue VRDO	0.060%	12/3/20	32,100	32,100
[1,2]	Lucia Mar CA Unified School District GO TOB VRDO	0.130%	12/7/20	9,975	9,975
[1,2]	Madera CA Unified School District GO TOB VRDO	0.130%	12/7/20	6,400	6,400
[1,2]	Marin CA Community College District GO TOB VRDO	0.120%	12/7/20	3,125	3,125
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.120%	12/7/20	5,585	5,585
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.130%	12/7/20	5,235	5,235
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.140%	12/7/20	1,600	1,600
[1,2]	Marin CA Water District Financing Authority Revenue TOB VRDO	0.150%	12/7/20	4,025	4,025

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.360%	6/21/21	6,500	6,499
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.360%	6/21/21	7,500	7,500
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.360%	6/21/21	7,000	6,998
	Metropolitan Water District of Southern California Water Revenue VRDO	0.090%	12/1/20	3,300	3,300
	Metropolitan Water District of Southern California Water Revenue VRDO	0.100%	12/1/20	13,300	13,300
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.120%	12/7/20	4,700	4,700
[1,2]	Morgan Hill CA Unified School District GO TOB VRDO	0.130%	12/7/20	8,000	8,000
[1,2]	Mount San Antonio CA Community College District TOB VRDO	0.120%	12/7/20	4,000	4,000
[1,2]	Newhall CA School District GO TOB VRDO	0.080%	12/1/20	10,450	10,450
[1]	Northern California Power Agency Electric Power & Light Revenue VRDO	0.100%	12/7/20	34,580	34,580
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.150%	12/7/20	2,500	2,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	12/3/20	16,000	16,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	12/3/20	67,000	67,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.280%	12/1/20	68,400	68,400
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.180%	12/3/20	44,000	44,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.180%	12/3/20	9,100	9,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.180%	12/3/20	13,600	13,600
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.210%	12/3/20	60,500	60,500
[1,2]	Oakland CA GO TOB VRDO	0.080%	12/1/20	10,160	10,160
	Oceanside CA Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	15,000	15,000
[1]	Orange County Water District COP VRDO	0.100%	12/7/20	18,340	18,340
[1,2,6]	Oxnard School District GO TOB VRDO	0.120%	12/7/20	3,000	3,000
[1]	Pasadena CA COP VRDO	0.100%	12/3/20	59,530	59,530
[1,2]	Poway CA Unified School District GO TOB VRDO	0.130%	12/7/20	3,954	3,954
[1,2,4]	Sacramento CA Area Flood Control Agency Special Assessment Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.260%	4/1/21	2,300	2,300
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.130%	12/7/20	6,000	6,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.130%	12/7/20	10,000	10,000
[1,2]	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.140%	12/7/20	12,000	12,000
	Sacramento County CA Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	9,700	9,700
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	0.120%	12/7/20	6,805	6,805
	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	14,270	14,270
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.060%	12/3/20	28,335	28,335
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.070%	12/3/20	20,600	20,600
	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.060%	12/7/20	89,380	89,380
[1,2]	San Bernardino CA Community College District GO TOB VRDO	0.130%	12/7/20	4,620	4,620
[1,2]	San Bernardino County CA Transportation Authority Revenue TOB VRDO	0.130%	12/7/20	7,900	7,900
[1,2]	San Diego CA Community College District GO TOB VRDO	0.120%	12/7/20	6,445	6,445
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.120%	12/7/20	4,500	4,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.130%	12/7/20	10,005	10,005
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.140%	12/7/20	2,500	2,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.140%	12/7/20	4,000	4,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	0.130%	12/7/20	6,665	6,665
	San Diego County CA Water Authority	0.210%	12/7/20	17,500	17,500
	San Diego County CA Water Authority	0.250%	12/9/20	12,500	12,500
	San Diego County CA Water Authority	0.190%	1/7/21	35,000	35,000
	San Diego County CA Water Authority	0.200%	1/20/21	22,500	22,500
	San Diego County Regional Transportation Commission Sales Tax Revenue	4.000%	4/1/21	52,310	52,888
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.080%	12/7/20	44,580	44,580
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.080%	12/7/20	62,935	62,935
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	21,300	21,300
[1,2]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.130%	12/7/20	3,750	3,750
[1,2]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.140%	12/7/20	5,550	5,550
	San Francisco CA City & County	0.160%	12/15/20	9,110	9,110
[1,2]	San Francisco CA City & County GO VRDO	0.120%	12/7/20	12,010	12,010
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.160%	12/7/20	37,185	37,185
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.160%	12/7/20	12,900	12,900
[1,2]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.160%	12/7/20	19,655	19,655
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.110%	12/2/20	81,215	81,215
[1]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	39,335	39,335
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.120%	12/7/20	4,500	4,500
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.140%	12/7/20	6,900	6,900
[1,2]	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.140%	12/7/20	8,885	8,885
[1]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.090%	12/7/20	68,330	68,330
[1,2]	San Joaquin Delta CA Community College District GO TOB VRDO	0.150%	12/7/20	4,835	4,835
[1,2]	San Jose Unified School District GO TOB VRDO	0.140%	12/7/20	2,120	2,120
[1,2]	San Mateo CA Union High School District GO TOB VRDO	0.130%	12/7/20	4,358	4,358
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.140%	12/7/20	8,810	8,810
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.140%	12/7/20	2,235	2,235
[1]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.100%	12/1/20	12,700	12,700
[1]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.100%	12/7/20	19,000	19,000
	Santa Ana Community Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	6.000%	3/1/21	3,350	3,394
[1,2]	Santa Clara CA TOB VRDO	0.140%	12/7/20	2,985	2,985
[1,2]	Santa Clara County CA GO TOB VRDO	0.130%	12/7/20	8,250	8,250
[1]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.100%	12/2/20	9,200	9,200
	Santa Clara Valley CA Water District	0.170%	12/3/20	5,000	5,000
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.090%	12/3/20	29,940	29,940

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.070%	12/7/20	39,350	39,350
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.130%	12/7/20	1,200	1,200
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.140%	12/7/20	5,000	5,000
[1,2]	Solano County CA Community College District GO TOB VRDO	0.140%	12/7/20	3,000	3,000
[1,2]	Sonoma County Junior College District GO TOB VRDO	0.120%	12/7/20	5,000	5,000
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.070%	12/1/20	19,200	19,200
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.130%	12/7/20	6,010	6,010
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.140%	12/7/20	3,200	3,200
[1,2]	Sunnyvale CA School District GO TOB VRDO	0.130%	12/7/20	2,000	2,000
[1,2]	University of California College & University Revenue TOB VRDO	0.130%	12/7/20	2,230	2,230
	University of California College & University Revenue VRDO	0.080%	12/1/20	55,400	55,400
	University of California College & University Revenue VRDO	0.080%	12/1/20	25,800	25,800
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	4,700	4,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	55,020	55,020
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	6,825	6,825
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	42,805	42,805
	University of California Revenue	0.130%	12/2/20	12,000	12,000
	University of California Revenue	0.170%	12/15/20	43,000	43,000
[1,2]	University of California Revenue TOB VRDO	0.140%	12/3/20	5,000	5,000
[1,2]	University of California Revenue TOB VRDO	0.140%	12/3/20	10,135	10,135
[1,2]	University of California Revenue TOB VRDO	0.120%	12/7/20	1,500	1,500
[1,2]	University of California Revenue TOB VRDO	0.130%	12/7/20	3,670	3,670
[1,2]	University of California Revenue TOB VRDO	0.140%	12/7/20	4,125	4,125
[1,2]	University of California Revenue TOB VRDO	0.140%	12/7/20	2,585	2,585
[1,2]	University of California Revenue TOB VRDO	0.140%	12/7/20	2,500	2,500
[1,2]	University of California Revenue TOB VRDO	0.140%	12/7/20	5,000	5,000
[1,2]	University of California TOB VRDO	0.140%	12/7/20	20,870	20,870
[1,2]	Ventura County CA Community College District GO TOB VRDO	0.150%	12/7/20	6,000	6,000
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.140%	12/3/20	200	200

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Yosemite CA Community College District GO TOB VRDO	0.130%	12/7/20	5,091	5,091
Total Tax-Exempt Municipal Bonds (Cost $4,599,438)					4,599,438
Total Investments (100.1%) (Cost $4,599,438)					4,599,438
Other Assets and Liabilities—Net (-0.1%)					(4,556)
Net Assets (100%)					4,594,882
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $1,652,574,000, representing 36.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,599,438)	4,599,438
Investment in Vanguard	200
Cash	70
Receivables for Accrued Income	2,178
Receivables for Capital Shares Issued	7,476
Other Assets	2,146
Total Assets	4,611,508
Liabilities
Payables for Capital Shares Redeemed	16,295
Payables for Distributions	4
Payables to Vanguard	327
Total Liabilities	16,626
Net Assets	4,594,882
At November 30, 2020, net assets consisted of:

Paid-in Capital	4,594,803
Total Distributable Earnings (Loss)	79
Net Assets	4,594,882

Net Assets
Applicable to 4,593,806,287 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,594,882
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	34,529
Total Income	34,529
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,080
Management and Administrative	6,608
Marketing and Distribution	736
Custodian Fees	25
Auditing Fees	27
Shareholders’ Reports	8
Trustees’ Fees and Expenses	3
Total Expenses	8,487
Expenses Paid Indirectly	(16)
Expense Reduction—Note B	(37)
Net Expenses	8,434
Net Investment Income	26,095
Realized Net Gain (Loss) on Investment Securities Sold	317
Net Increase (Decrease) in Net Assets Resulting from Operations	26,412

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,095	70,947
Realized Net Gain (Loss)	317	130
Net Increase (Decrease) in Net Assets Resulting from Operations	26,412	71,077
Distributions[1]
Total Distributions	(26,103)	(70,936)
Capital Share Transactions (at $1.00 per share)
Issued	3,024,172	3,313,550
Issued in Lieu of Cash Distributions	23,189	64,102
Redeemed	(4,102,524)	(3,077,072)
Net Increase (Decrease) from Capital Share Transactions	(1,055,163)	300,580
Total Increase (Decrease)	(1,054,854)	300,721
Net Assets
Beginning of Period	5,649,736	5,349,015
End of Period	4,594,882	5,649,736
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.005[1]	.013[1]	.012[1]	.006[1]	.002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.005	.013	.012	.006	.002
Distributions
Dividends from Net Investment Income	(.005)	(.013)	(.012)	(.006)	(.002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.005)	(.013)	(.012)	(.006)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.47%	1.29%	1.18%	0.64%	0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,595	$5,650	$5,349	$4,043	$3,505
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.16%	0.16%	0.16%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.49%	1.28%	1.18%	0.64%	0.25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2020 and 0.16% for 2016. For the years ended November 30, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

California Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $200,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund's daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2020, Vanguard's expenses were reduced by $37,000 (an effective annual rate of less than 0.01% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

California Municipal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	17
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	26,103	70,936
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	26,103	70,936
*	Includes short-term capital gains, if any.

California Municipal Money Market Fund
As of November 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,599,438
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $1,600,616,000 and $841,597,000, respectively.
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Intermediate-Term Tax-Exempt Fund Investor Shares	4.54%	3.49%	4.16%	$15,036
Bloomberg Barclays Municipal CA Intermediate Bond Index	4.91	3.32	4.00	14,795
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	4.62%	3.58%	4.25%	$75,812
Bloomberg Barclays Municipal CA Intermediate Bond Index	4.91	3.32	4.00	73,977
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	76,601
See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	7.3%
1 - 3 Years	10.0
3 - 5 Years	11.7
5 - 10 Years	23.9
10 - 20 Years	46.2
20 - 30 Years	0.9
Over 30 Years	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.1%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,135
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,829
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,800
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	110
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,000	1,031
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.250%	8/1/21	1,000	1,034
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	8/1/21	19,165	19,903
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	960	1,013
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	950	1,003
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,490	2,629
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	100	106
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	900	950
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,020	1,066
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,195	1,248
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	7/1/31	2,750	2,797
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,108
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,923
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,120	3,243
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,103
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,966
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/22	555	592
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/23	1,000	1,067

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/24	1,265	1,350
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	275	285
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	380
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	419
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	467
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	583
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	779
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,325
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,134
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,616
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	568
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	595
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	871
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,159
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,938
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,890
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,450
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,728
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/21	1,495	1,532
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,392
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,807
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,540
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,921
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	125	140
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,170
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	4,095
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,967
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	167
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,290	24,741
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,103

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	330	240
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	18,918
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	275	308
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,470	23,949
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,055	2,443
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	15,955
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,150	1,360
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,100	1,281
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	617
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	429
	Alameda County CA Unified School District GO	4.000%	8/1/30	500	610
	Alameda County CA Unified School District GO	4.000%	8/1/31	415	504
	Alameda County CA Unified School District GO	4.000%	8/1/32	460	554
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	597
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	594
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,448
	Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,098
	Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,166
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,089
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,346
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	18,713
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,958
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,563
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,270
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,869
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	538
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	894
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,156
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,520
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,409
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,745	3,253
[4]	Alvord Unified School District GO	5.900%	2/1/21	2,230	2,250
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	594
[2,4]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,327
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	757
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,667
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,807
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,990
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,532
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,255
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,794
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,238
[2,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,324
[6,7]	Anaheim CA Public Financing Authority TOB VRDO	0.170%	12/3/20	3,000	3,000
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,039
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,575
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,605
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,384

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,546
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,850
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	4,004
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,855
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,638
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,458
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	601
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	12,097
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	600
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,707
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,779
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	3,305	3,624
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	974
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	8,096
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	955
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	2,500	2,737
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,376
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,176
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,709
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,483
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,186
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,387
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,537
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	762
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,181
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,816
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,243
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	4,675	5,490
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	175	207

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	312
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	312
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	765	796
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	505	525
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	500	520
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	830	863
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,125	1,169
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,794
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,585	5,680
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,522
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,070	896
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/32	1,845	2,066
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,297
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,404
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	80
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	726
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	428
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,821
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,871
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,608
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,409
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,810
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,574
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,300	1,640
	Antelope Valley Community College District GO	4.000%	8/1/35	350	439
	Antelope Valley Community College District GO	4.000%	8/1/37	350	435
	Antelope Valley Community College District GO	4.000%	8/1/38	1,400	1,731
	Antelope Valley Community College District GO	4.000%	8/1/39	1,460	1,801
	Antelope Valley Community College District GO	4.000%	8/1/40	1,020	1,250
[6,7]	Antioch CA Unified School District TOB VRDO	0.210%	12/3/20	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,540
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,176
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,782
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	540
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	540
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	556
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	648
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	1,026

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,140
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,259
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,080
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	702
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	16,023
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,750
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,052
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,491
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,000	2,183
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	39,157
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	11,690	13,503
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	30,755	30,859
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,422
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,459
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	53,119
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	21,074
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	22,325
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,325	2,595
[8]	Bay Area Toll Authority Highway Revenue PUT, 70% of 3M USD LIBOR + 0.550%	0.708%	4/1/21	25,000	25,001
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.810%	4/1/21	20,500	20,507
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.010%	5/1/23	19,000	19,160
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.010%	5/1/23	4,350	4,387
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.210%	4/1/24	6,100	6,190
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,204
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,705
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,353
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,557
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,559
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,728
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,500
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	854
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,243
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	992
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,227
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,792
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,108
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	1,018
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,767
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,638
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,635
	Berkeley CA GO	3.000%	9/1/34	415	466
	Berkeley CA GO	3.000%	9/1/36	610	680
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	444
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,233
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,734
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,723
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,712
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/21	5,500	5,662
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,727

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,181
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,662
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,300
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,730
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,422
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	859
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	588
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,897
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,203
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,310
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,387
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,428
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,408
[9]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,899
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,633
	Burlingame School District GO	3.000%	8/1/36	175	197
	Burlingame School District GO	3.000%	8/1/37	155	174
	Burlingame School District GO	3.000%	8/1/38	175	196
	Burlingame School District GO	3.000%	8/1/39	175	196
	Burlingame School District GO	3.000%	8/1/40	235	261
	Burlingame School District GO	3.000%	8/1/41	350	388
[6,7]	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	0.260%	12/3/20	4,875	4,875
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/21	515	518
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,481
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	541
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	556
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	722
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,718
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	940	975
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	900
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	982
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	816
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,623
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,514
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	500	507
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	3.000%	6/1/21	130	132
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,300	1,320
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	476

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	360
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	423
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,263
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,568
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,197
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	699
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	524
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	604
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	423
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,200
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	870
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	627
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	280
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	764
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	566
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,366
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	623
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	565
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	259
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	930
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	792
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	850	871
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	1,350	1,394
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	878
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	752
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	668
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	662

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	398
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	598
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	322
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	866
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	991
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,101
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	667
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	596
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,545
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	754
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,177
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,358
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	936
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,170
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,310
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	706
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	583
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	557
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	326
[10]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	325	353
	California Department of Water Resources Water Revenue	5.000%	12/1/20	1,220	1,220
	California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,822
	California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,594
	California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,842
	California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,360
	California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,559
	California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,656
	California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,780
	California Department of Water Resources Water Revenue	5.000%	12/1/26	2,045	2,425
	California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,837
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,912
	California Department of Water Resources Water Revenue	5.000%	12/1/34	570	730
	California Department of Water Resources Water Revenue	5.000%	12/1/34	5,000	6,952
	California Department of Water Resources Water Revenue	5.000%	12/1/35	1,130	1,443
	California Department of Water Resources Water Revenue	5.000%	12/1/35	3,100	4,297
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/20	30	30
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,095
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,209

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	63
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	36
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,850	1,850
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	2,905	2,905
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	3,355	3,355
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	3,455	3,455
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	25	25
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	30	30
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	30	30
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	970	970
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,120	1,120
California Department of Water Resources Water Revenue, Prere.	5.250%	12/1/20	1,155	1,155
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,851
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,574
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,475
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,663
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	31
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	552
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,494
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,846
California Educational Facilities Authority College & University Revenue	5.000%	12/1/20	225	225
California Educational Facilities Authority College & University Revenue	4.000%	1/1/21	800	802
California Educational Facilities Authority College & University Revenue	5.000%	10/1/21	145	151
California Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,100	2,188
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	195	202
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,265
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	136

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,314
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	1,004
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,943
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	148
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,113
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	222
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,124
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	211
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,933
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	998
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,197
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	133
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,872
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	695	814
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,251
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	319
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	137
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	871
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,346
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	306
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	856
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,598
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	391
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,538
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	690	850
California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,146
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	607
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,139
California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,333

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,225
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	692
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,088
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	1,780	2,166
	California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,416
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,185
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	566
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	2,620	3,170
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,089
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,825
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	670
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	958
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,796
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	3,096
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	727
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,116
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,454
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,746
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	530
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,599
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,376
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,288
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	649
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,107
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,102
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	773
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,900
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,288
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,278

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	406
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,234
California GO	5.000%	2/1/21	2,010	2,026
California GO	5.000%	9/1/21	1,310	1,357
California GO	5.000%	9/1/21	4,300	4,454
California GO	5.000%	10/1/21	2,575	2,678
California GO	5.000%	11/1/21	2,930	3,058
California GO	5.000%	2/1/22	1,220	1,288
California GO	5.000%	2/1/22	8,320	8,784
California GO	5.000%	4/1/22	28,925	30,769
California GO	5.000%	9/1/22	12,920	13,999
California GO	5.250%	9/1/22	6,005	6,533
California GO	5.000%	11/1/22	31,890	34,806
California GO	5.000%	2/1/23	15,925	16,809
California GO	5.000%	2/1/23	5,240	5,779
California GO	5.000%	8/1/23	11,160	12,568
California GO	5.000%	8/1/23	3,350	3,773
California GO	5.000%	9/1/23	7,110	7,700
California GO	5.000%	9/1/23	10,175	11,498
California GO	5.250%	9/1/23	2,550	2,647
California GO	5.000%	10/1/23	3,325	3,770
California GO	5.000%	10/1/23	12,595	14,281
California GO	5.000%	10/1/23	1,305	1,480
California GO	5.000%	10/1/23	16,135	18,295
California GO	5.000%	10/1/23	6,770	7,676
California GO	5.000%	11/1/23	20,000	22,755
California GO	5.000%	11/1/23	2,280	2,594
California GO	5.000%	12/1/23	2,550	2,911
California GO	5.000%	2/1/24	11,215	12,365
California GO	5.000%	4/1/24	2,500	2,892
California GO	5.000%	8/1/24	1,510	1,770
California GO	5.000%	8/1/24	1,025	1,202
California GO	5.000%	9/1/24	10,000	10,828
California GO	5.000%	9/1/24	1,150	1,353
California GO	5.000%	9/1/24	5,000	5,881
California GO	4.000%	10/1/24	8,000	9,137
California GO	5.000%	10/1/24	8,725	10,297
California GO	5.000%	10/1/24	10,000	11,802
California GO	5.000%	11/1/24	2,255	2,670
California GO	5.000%	12/1/24	30,875	35,247
California GO	5.000%	12/1/24	5,000	5,708
California GO	5.000%	2/1/25	12,900	13,611
California GO	5.500%	2/1/25	8,575	10,425
California GO	4.000%	3/1/25	1,485	1,718
California GO	5.000%	3/1/25	1,735	2,080
California GO	5.000%	4/1/25	38,625	46,454
California GO	5.000%	8/1/25	150	183
California GO	5.000%	8/1/25	1,665	2,028
California GO	5.000%	8/1/25	10,185	12,404
California GO	5.000%	8/1/25	12,430	15,138
California GO	5.000%	9/1/25	2,185	2,365
California GO	5.000%	9/1/25	4,895	5,980
California GO	5.000%	9/1/25	2,190	2,474
California GO	4.000%	10/1/25	100	118

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	10/1/25	13,865	15,392
California GO	5.000%	10/1/25	345	407
California GO	5.000%	10/1/25	7,000	8,578
California GO	5.000%	10/1/25	2,045	2,506
California GO	5.000%	11/1/25	14,205	16,807
California GO	5.000%	11/1/25	12,345	15,174
California GO	5.000%	11/1/25	875	875
California GO	5.000%	3/1/26	9,230	11,053
California GO	5.000%	4/1/26	5,000	6,230
California GO	5.000%	4/1/26	2,120	2,642
California GO	5.000%	8/1/26	15,300	19,260
California GO	5.000%	8/1/26	20,695	26,052
California GO	5.000%	8/1/26	21,110	26,574
California GO	5.000%	8/1/26	20,000	25,177
California GO	5.000%	9/1/26	720	909
California GO	5.000%	9/1/26	5,540	6,991
California GO	5.000%	9/1/26	100	126
California GO	5.000%	10/1/26	16,445	20,805
California GO	5.000%	10/1/26	10,085	12,506
California GO	5.000%	10/1/26	1,270	1,607
California GO	4.000%	11/1/26	2,540	3,073
California GO	5.000%	11/1/26	4,705	5,967
California GO	5.000%	11/1/26	9,160	11,617
California GO	3.500%	8/1/27	26,345	31,533
California GO	5.000%	8/1/27	20,515	25,655
California GO	5.000%	8/1/27	3,160	3,830
California GO	5.000%	8/1/27	225	291
California GO	5.000%	10/1/27	13,915	15,420
California GO	5.000%	10/1/27	13,845	18,011
California GO	5.000%	10/1/27	8,280	10,224
California GO	5.250%	10/1/27	5,000	5,206
California GO	5.000%	11/1/27	100	130
California GO	5.000%	11/1/27	5,175	6,747
California GO	5.000%	11/1/27	25,000	32,594
California GO	5.000%	8/1/28	1,905	2,369
California GO	5.000%	8/1/28	6,510	7,878
California GO	5.000%	8/1/28	20,355	26,211
California GO	4.000%	9/1/28	7,000	8,360
California GO	5.000%	9/1/28	17,715	22,093
California GO	5.250%	9/1/28	6,000	6,222
California GO	5.000%	10/1/28	1,975	2,634
California GO	5.000%	11/1/28	12,375	16,040
California GO	5.000%	11/1/28	4,200	5,612
California GO	5.250%	2/1/29	2,790	2,950
California GO	4.000%	3/1/29	4,185	5,296
California GO	5.000%	5/1/29	17,945	20,756
California GO	5.000%	8/1/29	7,195	8,925
California GO	5.000%	8/1/29	44,340	55,002
California GO	5.000%	9/1/29	1,395	1,734
California GO	5.000%	9/1/29	9,425	11,718
California GO	5.000%	9/1/29	6,000	6,210
California GO	5.000%	10/1/29	19,290	21,342
California GO	5.000%	10/1/29	18,695	22,907
California GO	5.000%	10/1/29	7,855	10,400
California GO	5.000%	11/1/29	5,000	5,662

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/29	5,000	6,827
	California GO	5.000%	3/1/30	250	297
	California GO	5.000%	5/1/30	13,870	16,012
	California GO	5.000%	8/1/30	19,935	24,653
	California GO	5.000%	8/1/30	6,555	8,107
	California GO	5.000%	9/1/30	9,180	11,104
	California GO	5.000%	9/1/30	1,000	1,035
	California GO	5.250%	9/1/30	5,000	5,655
	California GO	5.000%	10/1/30	5,800	6,799
	California GO	5.000%	10/1/30	1,935	2,618
	California GO	4.000%	11/1/30	14,470	17,502
	California GO	5.000%	11/1/30	9,070	11,669
	California GO	5.000%	11/1/30	15,000	20,887
	California GO	5.000%	12/1/30	3,760	4,267
	California GO	5.000%	4/1/31	16,445	23,064
	California GO	5.000%	5/1/31	13,010	14,986
	California GO	5.000%	8/1/31	10,015	11,841
	California GO	5.000%	8/1/31	22,300	27,495
	California GO	5.250%	8/1/31	5,755	6,995
	California GO	5.000%	9/1/31	5,655	6,988
	California GO	5.000%	10/1/31	5,500	6,431
	California GO	5.000%	10/1/31	1,100	1,481
	California GO	4.000%	11/1/31	15,000	18,067
	California GO	5.000%	11/1/31	1,705	2,185
	California GO	5.000%	11/1/31	5,000	6,924
	California GO	5.000%	11/1/31	4,000	5,539
	California GO	5.000%	12/1/31	6,000	6,798
	California GO	5.000%	2/1/32	2,540	2,676
	California GO	5.000%	3/1/32	1,000	1,357
	California GO	5.000%	4/1/32	15,025	21,245
	California GO	4.000%	8/1/32	545	641
	California GO	5.000%	8/1/32	5,000	6,004
[2]	California GO	5.250%	8/1/32	33,405	47,864
	California GO	5.250%	8/1/32	2,025	2,455
	California GO	4.000%	9/1/32	590	695
	California GO	5.000%	9/1/32	15,110	18,604
	California GO	5.000%	10/1/32	23,535	27,432
	California GO	4.000%	11/1/32	12,175	14,587
	California GO	5.000%	2/1/33	1,760	1,930
	California GO	5.000%	2/1/33	1,750	1,843
	California GO	5.000%	3/1/33	4,395	5,196
	California GO	5.000%	3/1/33	2,500	3,372
	California GO	5.000%	4/1/33	180	237
	California GO	5.000%	4/1/33	13,000	14,866
	California GO	4.000%	8/1/33	15,090	17,688
	California GO	5.000%	8/1/33	1,270	1,556
	California GO	5.000%	8/1/33	1,500	1,735
	California GO	5.000%	9/1/33	3,830	4,295
	California GO	5.000%	9/1/33	25,075	30,810
	California GO	3.000%	10/1/33	2,150	2,455
	California GO	5.000%	10/1/33	7,000	7,998
	California GO	3.000%	11/1/33	5,000	5,788
	California GO	4.000%	11/1/33	12,500	14,924
	California GO	5.000%	3/1/34	4,000	5,376
	California GO	4.000%	8/1/34	18,035	21,083

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/34	1,575	1,886
	California GO	5.000%	8/1/34	5,160	6,499
	California GO	4.000%	9/1/34	2,870	3,362
	California GO	4.000%	9/1/34	4,725	5,534
	California GO	4.000%	9/1/34	26,130	30,606
	California GO	5.000%	9/1/34	21,075	25,856
	California GO	3.000%	10/1/34	1,150	1,310
	California GO	5.000%	10/1/34	9,200	10,697
	California GO	3.000%	11/1/34	1,800	2,079
	California GO	4.000%	11/1/34	10,895	12,981
	California GO	5.000%	11/1/34	4,000	5,464
	California GO	5.000%	4/1/35	40,260	45,925
	California GO	5.000%	8/1/35	9,015	11,009
	California GO	5.000%	8/1/35	10,000	11,953
	California GO	4.000%	9/1/35	3,390	3,962
	California GO	5.000%	9/1/35	9,885	12,096
	California GO	3.000%	10/1/35	9,185	10,397
	California GO	5.000%	10/1/35	17,500	21,126
	California GO	3.000%	11/1/35	1,280	1,468
	California GO	4.000%	11/1/35	2,610	3,275
	California GO	5.000%	11/1/35	1,000	1,265
	California GO	5.000%	11/1/35	3,810	4,820
	California GO	5.000%	11/1/35	4,000	5,444
	California GO	4.000%	3/1/36	18,355	22,669
	California GO	5.000%	4/1/36	140	182
	California GO	5.000%	4/1/36	16,375	18,668
	California GO	5.000%	9/1/36	10,705	13,066
	California GO	3.000%	10/1/36	9,000	10,103
	California GO	4.000%	11/1/36	1,900	2,246
	California GO	4.000%	11/1/36	5,000	6,238
	California GO	5.000%	11/1/36	4,180	5,273
	California GO	5.000%	11/1/36	4,000	5,414
	California GO	4.000%	3/1/37	25,500	31,382
	California GO	5.000%	4/1/37	21,895	24,922
	California GO	4.000%	9/1/37	350	372
	California GO	3.000%	10/1/37	8,250	9,140
	California GO	4.000%	10/1/37	11,565	14,150
	California GO	4.000%	11/1/37	5,000	6,218
	California GO	5.000%	11/1/37	7,000	9,055
	California GO	5.000%	11/1/37	10,050	12,650
	California GO	4.000%	3/1/38	17,500	21,475
	California GO	5.000%	4/1/38	10,115	11,506
	California GO	4.000%	11/1/38	9,000	11,159
	California GO	4.000%	10/1/39	18,785	22,874
	California GO	4.000%	11/1/39	5,000	6,186
	California GO	5.000%	11/1/39	6,250	8,051
	California GO	4.000%	3/1/40	5,000	6,116
	California GO	3.000%	11/1/40	2,350	2,587
	California GO	4.000%	11/1/40	2,740	3,386
	California GO	4.000%	11/1/41	3,250	3,705
	California GO PUT	4.000%	12/1/21	19,405	19,774
[6,7]	California GO TOB VRDO	0.260%	12/3/20	13,990	13,990
[7]	California GO VRDO	0.060%	12/1/20	24,845	24,845
[7]	California GO VRDO	0.060%	12/1/20	1,650	1,650
[7]	California GO VRDO	0.070%	12/1/20	4,200	4,200

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	California GO VRDO	0.080%	12/1/20	10,070	10,070
[7]	California GO VRDO	0.080%	12/1/20	5,255	5,255
[7]	California GO VRDO	0.080%	12/1/20	6,500	6,500
[7]	California GO VRDO	0.080%	12/1/20	7,980	7,980
[7]	California GO VRDO	0.100%	12/1/20	23,300	23,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/21	3,830	3,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/21	8,135	8,236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/21	1,605	1,625
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	450	460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	465	478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	505	521
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,015	2,081
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,320	1,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,285	1,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	950	980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/21	5,705	5,908
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,095	1,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,055	1,096
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,930	4,106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,455	1,516
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,138
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	935
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	392
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	602
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,399
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,657
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,839

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	813
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	340
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	357
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	380
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	2,003
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,639
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,361
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	370
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	1,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,989
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,700
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	332
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	603
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,610	3,065
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,327
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,284

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	760	794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,674
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,865	2,052
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	861
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	904
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	488
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	6,150	6,375
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,156
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,084
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,358
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,562
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,080	5,862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	465
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	192
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,298
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	582
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,163
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	860	899
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,300	1,490
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,056
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	111

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,133
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	915
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	820	1,050
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	666
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,175	1,228
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,160
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	1,024
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,773
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,252
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,091
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,020
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,833
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,550
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,517
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,481
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,632
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,470
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,730

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,827
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	5,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	1,038
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,566
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,865	2,950
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,700
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,788
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,319
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,760	2,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	1,026
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,997
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,195	2,471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,940	3,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	10,900
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,135
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	443
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	235	299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,020	3,839
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,000	1,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,772
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,670

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,085	25,562
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	1,365	1,766
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,630	1,949
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	740
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	145	184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	3,016
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	1,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,435	1,851
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	917
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,663
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,275	1,553
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,590
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,526
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	285	361
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	5,011
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	804
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	3,500	4,199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,571
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,253

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	4,174
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	21,994
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,198
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	288
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	6,320
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	675
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,190	9,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	800	918
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,020	4,324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,590
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,400	2,852
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	1,580	2,026
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,425	3,923
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	150	179
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,100	3,787
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,190	6,506
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	8,456
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,437
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	7,094
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,335	1,578
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	320
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,310	35,326
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,110	6,376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	915

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,725	2,018
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	29,057
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,005	9,943
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,096
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	175	194
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	621
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,795	2,095
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,080	1,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	43,569
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,446
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	13,535	14,320
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	17,187
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	59,550	72,494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	34,222
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	500	523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	596
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	7,500	7,593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	69
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,261

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	664
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	25
[6,7]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.210%	12/3/20	7,435	7,435
[6,7]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children's Hospitalat Stanford) TOB VRDO	0.140%	12/3/20	23	23
[6,7]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.260%	12/3/20	15,500	15,500
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,377	49,466
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,208	7,113
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,199	5,638
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	667
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	671
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	611
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	741
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	625
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,061
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	994
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	692
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,063
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	1,017
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,119
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,279
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,146
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/27	1,505	1,650
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/34	18,770	20,357
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,375
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	918
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,352

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,508
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,396
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,356
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,473
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	592
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	662
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	634
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	600	765
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	756
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,272
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,550	2,029
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,342
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	853
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,288
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,210
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,360	1,741
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,608
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,460	3,132
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/21	600	615
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	485
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	10/1/22	1,000	1,070
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/22	1,785	1,943
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,315	2,505
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	279
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	708
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/24	1,300	1,537
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/25	1,525	1,875

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	994
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,052
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/26	1,510	1,919
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,194
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,013
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	716
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,150
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,200
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,988
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,983
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/32	125	141
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	796
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	834
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	8,060	8,217
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/21	1,000	1,016
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/21	810	846
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,581
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,256
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,466
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,455	13,989
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,589
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,709
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,488
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,805
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,212
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,815
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,655	8,960
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,680
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	15,749

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	4,000	5,381
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	1,335	1,485
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.485%	8/1/21	8,160	8,159
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,540
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	6,146
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/21	1,300	1,318
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	365	373
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	375	386
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	195	201
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,053
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	372
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	270	287
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,624
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,402
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	694
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	412
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	376
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,768
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,494
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	473
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	422
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	313
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	622
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	751
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,369
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,194
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	107
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	353
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	644

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	708
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,348
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	399
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	359
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	843
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	764
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,424
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,240
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	900	1,100
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	606
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	835
	California Municipal Finance Authority College & University Revenue	4.000%	1/1/28	1,400	1,736
	California Municipal Finance Authority College & University Revenue	4.000%	1/1/28	1,835	2,275
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	755	926
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	1,185	1,552
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	510	668
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,269
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	876
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	719
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	608
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	719
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	955
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	556
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	638
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	399
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	600	723
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	544
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	687
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	276

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	680
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	406
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,222
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,506
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	275
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	870
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,016
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,387
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	961
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,016
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	544
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	945
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,105	1,301
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	660
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,477
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	941
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,918
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,272
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	271
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	768
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,300
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	645	745
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,498
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,281
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	1,003
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,188
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	300	359
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	766
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	442

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,274
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	1,027
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,061
California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	703
California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	631
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,900
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	2,200	2,215
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,007
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	525
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,049
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,046
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	911
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,091
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,633
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,097
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,874
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	564
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,135
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,059
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,128
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	466
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,980
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	757
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,746
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,741
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,272
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,157
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	400	447
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,727

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	813
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,914
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,177
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,996
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	694
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	700	853
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,481
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,197
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	751
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,217
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	862
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	271
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,750
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,251
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	527
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,166
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,825
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,175	1,329
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,479
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,196
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	921
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,850
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	3,941
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,198
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,192
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,850	2,174
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,350

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,140
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,068
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,816
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,330
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,764
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,211
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	5,016
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,848
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,510
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,337
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,039
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,351
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,098
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,214
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,994
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,510	1,755
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	607
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	298
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,197
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,731
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,827
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,791
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,193
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/21	1,130	1,162
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	735

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	347
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,354
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	439
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	441
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	833
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,770
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	584
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,972
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	683
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,282
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,226
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,730
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,973
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,809
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,225
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,804
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,647
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,115
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,569
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,664
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	607
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,751
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,340
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,715
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,356
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	3,021
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,565	14,683
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,667
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,110

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/21	900	919
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	724
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	165
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,163
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,351
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	719
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,098
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	595
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,349
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	10,009
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,481
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,769
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,949
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/40	4,000	4,479
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	5,650	5,650
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	24,145	24,145
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	106
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,545	1,641
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	675
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	110
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	800	891
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	717
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	148
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	450	520
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	758
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	118
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	803
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	127
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	136
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	853
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	201
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	422
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	960
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	525
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	551
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	578
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,250	2,574
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,622
[6,10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,207
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/21	275	281

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	354
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	378
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	361
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	174
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	178
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	194
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	233
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,121
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,368
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	192
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	281
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	267
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	328
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	520	665
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	740	923
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,147
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/20	1,600	1,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/21	1,800	1,821
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	5,945	6,182
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,620	7,924
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	1,425	1,482
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	3,107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,163
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,696
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,177
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,741
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	10,101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,798
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,631
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,308
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,896
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,721
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,662
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,445
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	5,086
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,304
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,794
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	59
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	5,100	5,968

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	5,775	7,201
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,393
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	8,259
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	557
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,283
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	5,087
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,549
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,527
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,836
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	8,850	11,057
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,637
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,391
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	10,041
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,747
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	4,800	6,101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	3,071
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,493
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	6,200	8,016
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,816
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,160
	California State Public Works Board Lease (Abatement) Revenue	5.750%	10/1/31	6,000	6,276
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,506
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,882
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	624
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,514
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,205
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	22,133
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,768
	California State Public Works Board Lease (Abatement) Revenue	4.000%	3/1/40	750	913
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/21	400	419
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/21	7,000	7,334
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/21	4,980	5,217
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/21	5,000	5,238
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/21	1,575	1,654
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,686
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,767
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,152
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,754
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,517
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,814
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	11/1/31	3,805	4,852
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	11/1/32	3,965	5,019

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	2.000%	11/1/33	3,815	3,866
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	2.000%	11/1/34	4,025	4,063
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,747
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	3,079
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,128
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,240
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	7,074
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,936
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,996
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	1,700	1,989
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,655
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,327
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,300
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,508
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,505
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	20,309
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,832
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,787
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,399
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,750	2,381
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,790
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,173
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	2,390	3,233
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,486
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	5,025	5,831
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,736
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,435
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,800	2,420

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	5,000	5,794
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	4,004
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,331
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,370	1,836
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	835
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	25,000	28,159
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	769
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	5,000	5,287
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,027
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,220
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	15,175	17,493
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,250
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,250
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/21	1,650	1,716
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,660
California State University College & University Revenue	5.000%	11/1/21	6,310	6,591
California State University College & University Revenue	5.000%	11/1/22	1,545	1,689
California State University College & University Revenue	5.000%	11/1/22	2,500	2,733
California State University College & University Revenue	5.000%	11/1/23	1,500	1,708
California State University College & University Revenue	5.000%	11/1/26	1,400	1,780
California State University College & University Revenue	5.000%	11/1/27	2,155	2,641
California State University College & University Revenue	5.000%	11/1/27	1,500	1,962
California State University College & University Revenue	5.000%	11/1/28	5,000	5,894
California State University College & University Revenue	5.000%	11/1/28	2,635	3,222
California State University College & University Revenue	5.000%	11/1/28	500	671
California State University College & University Revenue	5.000%	11/1/30	1,300	1,608
California State University College & University Revenue	5.000%	11/1/30	2,920	3,554
California State University College & University Revenue	5.000%	11/1/30	600	817
California State University College & University Revenue	5.000%	11/1/31	8,900	10,447
California State University College & University Revenue	5.000%	11/1/31	10,080	12,242
California State University College & University Revenue	5.000%	11/1/31	8,350	10,310
California State University College & University Revenue	5.000%	11/1/31	400	541
California State University College & University Revenue	5.000%	11/1/32	12,995	15,747
California State University College & University Revenue	5.000%	11/1/32	6,180	7,771
California State University College & University Revenue	5.000%	11/1/32	5,115	6,304
California State University College & University Revenue	5.000%	11/1/33	11,980	14,021
California State University College & University Revenue	5.000%	11/1/33	6,270	7,868
California State University College & University Revenue	5.000%	11/1/33	10,155	12,490
California State University College & University Revenue	5.000%	11/1/33	5,775	6,982
California State University College & University Revenue	4.000%	11/1/34	10,045	11,552
California State University College & University Revenue	5.000%	11/1/34	6,175	7,222
California State University College & University Revenue	5.000%	11/1/34	5,000	6,273

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State University College & University Revenue	5.000%	11/1/34	8,560	11,170
California State University College & University Revenue	4.000%	11/1/35	10,915	12,513
California State University College & University Revenue	5.000%	11/1/35	6,840	7,994
California State University College & University Revenue	5.000%	11/1/35	8,000	10,012
California State University College & University Revenue	5.000%	11/1/35	13,205	15,902
California State University College & University Revenue	5.000%	11/1/35	5,000	6,505
California State University College & University Revenue	5.000%	11/1/36	1,435	1,791
California State University College & University Revenue	5.000%	11/1/36	3,050	3,730
California State University College & University Revenue	5.000%	11/1/36	10,555	13,689
California State University College & University Revenue	5.000%	11/1/37	3,895	4,851
California State University College & University Revenue	5.000%	11/1/37	10,465	13,538
California State University College & University Revenue	5.000%	11/1/38	5,495	7,091
California State University College & University Revenue	5.000%	11/1/39	6,600	7,660
California State University College & University Revenue	5.000%	11/1/39	510	671
California State University College & University Revenue	5.000%	11/1/41	14,500	17,602
California State University College & University Revenue PUT	4.000%	11/1/21	23,465	23,797
California State University College & University Revenue PUT	4.000%	11/1/23	19,435	21,026
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	28,142
California State University College & University Revenue, Prere.	5.000%	11/1/21	5,740	5,991
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,045	1,091
California State University College & University Revenue, Prere.	5.000%	11/1/21	765	798
California State University College & University Revenue, Prere.	5.000%	11/1/21	2,170	2,265
California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	11,197
California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	7,155
California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	18,518
California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	22,290
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	10,171
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,787
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	10,205
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,849
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,759
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,809
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,046
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	170	172
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	282
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,030	1,064
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	215	217
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,585
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	127
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	267
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,050	1,135

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	824
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	232
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,690
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	160
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	448
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	579
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	665	735
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	589
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	245
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,252
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	229
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	572
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	800	915
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	300	343
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	885
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	241
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	906
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	485
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	186
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	889
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,365	1,564
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	121
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	250	295
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,329
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	210
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,276
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,500	1,836
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	563
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	418

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	722
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,150	2,461
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	218
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	820	993
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,358
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	234
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,900	2,320
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	759
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	195
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	735	922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	855
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,445	3,929
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	262
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	525	651
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,276
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	277
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,742
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,412
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	507
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	760	975
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,421
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	130
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	550	686
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	1,020
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	4,069
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,437
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	563
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	815	1,066
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,660	5,307

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	472
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	825	1,023
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,614
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,675
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,297
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	879
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,575	5,205
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	353
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	475	587
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,194
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,731
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,317
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,548
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	400	490
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,868
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,976
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,970
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	282
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,196
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	711
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,790	4,307
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	495	604
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,839
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	465	565
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,796
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,243
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	383
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	827
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,025	2,298

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,741
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,820
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,195
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	684
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	704
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,134
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,398
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,573
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,632
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	644
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	825	858
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,727
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,837
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/21	305	312
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	448
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	343
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	724
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	867

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,016
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,066
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	22,287
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	17,180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	39,995	53,794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	276
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,875	14,627
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	12/1/20	1,000	1,000
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	11/1/21	345	357
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	408
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	312
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	7,500	7,767
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,782
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	549
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	884
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,544
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,297
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,992
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/21	825	837
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,636
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,348
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,383
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,517

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,264
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,932
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,312
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,713
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,277
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	906
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.125%	5/15/31	9,250	9,397
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,790
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,788
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,955
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,223
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/21	200	209
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	218
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	454
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	590
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,960
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	1,063
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,958
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	600	653
	Campbell Union High School District GO	5.000%	8/1/33	2,100	2,612
	Campbell Union High School District GO	5.000%	8/1/34	2,500	3,103
	Campbell Union High School District GO	5.000%	8/1/35	4,095	5,069
	Campbell Union High School District GO	5.000%	8/1/36	5,000	6,174
	Campbell Union High School District GO	4.000%	8/1/37	5,000	5,754
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,314
	Carlsbad Unified School District GO	4.000%	5/1/32	575	689
	Carlsbad Unified School District GO	4.000%	5/1/33	690	820
	Carlsbad Unified School District GO	4.000%	5/1/34	685	809
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,230
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,315
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,438
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,567
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,708
[9]	Carlsbad Unified School District GO, 6.125% coupon rate effective 8/1/21	0.000%	8/1/31	145	200
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/21	125	128
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	155
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	241
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	187

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	152
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	188
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	290
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	250	330
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	337
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	413
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	411
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	409
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	474
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/34	400	538
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/35	500	670
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,224
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,320
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	850	883
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	650
	Castro Valley Unified School District GO	4.000%	8/1/33	750	896
	Castro Valley Unified School District GO	4.000%	8/1/34	750	890
	Castro Valley Unified School District GO	4.000%	8/1/35	390	461
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,769
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,181
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,871
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,623
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,281
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,777
	Cerritos Community College District GO	0.000%	8/1/22	500	497
	Cerritos Community College District GO	0.000%	8/1/23	500	494
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,905
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,518
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	1,075	1,210
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	2,525	2,834
	Chabot-Las Positas Community College District GO	5.000%	8/1/29	2,125	2,384
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	7,500	8,405
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	7,500	8,401
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	13,000	14,540
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	250	292
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	686
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,602
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	744
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	737
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,327
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	175
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,482
	Chaffey Joint Union High School District GO	0.000%	8/1/21	500	499
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	497
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	592
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	490
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	628
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,315
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,673
	Chico CA Sewer Revenue	5.000%	12/1/25	500	617
	Chico CA Sewer Revenue	5.000%	12/1/26	400	509
	Chico CA Sewer Revenue	5.000%	12/1/27	450	585

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chico CA Sewer Revenue	5.000%	12/1/28	590	786
	Chico CA Sewer Revenue	5.000%	12/1/29	435	590
	Chico Unified School District GO	4.000%	8/1/21	1,200	1,230
	Chico Unified School District GO	4.000%	8/1/22	515	548
	Chico Unified School District GO	5.000%	8/1/29	210	254
	Chico Unified School District GO	5.000%	8/1/30	330	398
	Chico Unified School District GO	5.000%	8/1/31	425	510
	Chico Unified School District GO	5.000%	8/1/32	385	460
	Chico Unified School District GO	5.000%	8/1/33	750	889
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,288
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,481
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	781
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,197
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,384
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,347
	Chino Valley Unified School District GO	5.000%	8/1/33	100	136
	Chino Valley Unified School District GO	5.000%	8/1/35	100	135
	Chino Valley Unified School District GO	5.000%	8/1/36	125	168
	Chino Valley Unified School District GO	5.000%	8/1/37	250	336
	Chino Valley Unified School District GO	5.000%	8/1/38	340	455
	Chino Valley Unified School District GO	5.000%	8/1/39	400	534
	Chino Valley Unified School District GO	5.000%	8/1/40	320	426
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,213
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,821
	Chula Vista Elementary School District Miscellaneous Revenue BAN	0.000%	8/1/23	4,500	4,461
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21	2,500	2,588
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,933
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,639
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,969
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	4,178
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,096
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,037
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,265
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,406
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,282
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,728
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,203
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,235
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,232
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,165	2,651
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,545
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	428
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,970
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,698
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,198
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,969
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,402
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,848
	Coast Community College District GO	0.000%	8/1/25	8,000	5,590
	Coast Community College District GO	4.000%	8/1/25	15	18
	Coast Community College District GO	5.000%	8/1/25	3,000	3,663

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coast Community College District GO	5.000%	8/1/25	55	67
	Coast Community College District GO	3.000%	8/1/36	1,000	1,108
	Coast Community College District GO	3.000%	8/1/37	1,000	1,105
	Coast Community College District GO	3.000%	8/1/38	2,500	2,755
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	881
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,307
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21	500	516
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	358
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	678
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,953
[1]	Compton CA Unified School District COP	4.000%	6/1/21	50	51
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	158
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	234
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	387
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	487
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	590
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	709
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	424
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	345
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	334
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	652
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	291
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	376
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	462
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	460
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	629
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	657
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	943
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	1,037
[1]	Compton CA Unified School District GO	5.000%	6/1/27	745	951
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,446
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,261
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,623
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,445
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,352
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,000	745
[1]	Compton Community College District GO	5.000%	8/1/31	1,000	1,196
[2]	Conejo Valley Unified School District GO	0.000%	8/1/21	2,000	1,995
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,729
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,463
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,931
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,221
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,187
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,608
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,895
	Contra Costa Community College District GO	5.000%	8/1/22	1,000	1,080
	Contra Costa Community College District GO	4.000%	8/1/29	2,350	2,500
	Contra Costa Community College District GO	3.000%	8/1/35	2,000	2,258
	Contra Costa Community College District GO	3.000%	8/1/36	1,900	2,127
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,510
	Contra Costa Community College District GO	3.000%	8/1/37	1,615	1,798

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,209
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,097
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,215
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,382
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,510
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/21	800	819
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	643
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue(Capital Projects)	5.000%	6/1/23	2,410	2,696
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,495
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,295	1,609
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	1,600	1,747
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,488
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	1,800	1,962
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,469
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	117
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,964
[11]	Corona-Norco Unified School District GO	0.000%	8/1/21	2,010	2,005
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,687
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	985
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,282
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,459
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,404
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,180
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	261
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,941
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,330
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	454
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,321
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,482
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	423
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	601
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	808
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	951
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	518
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	500	559
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/23	1,145	1,295
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/24	1,325	1,497
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/25	2,525	2,851
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/27	1,000	1,127
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/28	1,590	1,791
[1,6,7]	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	0.150%	12/3/20	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,255
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,537
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.070%	12/1/20	15,510	15,510
	Cupertino CA COP	4.000%	6/1/25	700	816
	Cupertino CA COP	4.000%	6/1/28	650	812
	Cupertino CA COP	4.000%	6/1/30	850	1,093
	Cupertino Union School District GO	5.000%	8/1/32	480	595
	Cupertino Union School District GO	5.000%	8/1/33	545	675
	Cupertino Union School District GO	5.000%	8/1/34	245	303
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,196

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	117
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,714
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,715
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	6,135
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	4,032
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,280
	Del Mar Race Track Authority Recreational Revenue	4.000%	10/1/21	880	873
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,616
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,499
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,856
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	412
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,895	3,088
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,743
	Desert Community College District GO	4.000%	8/1/33	350	447
	Desert Community College District GO	4.000%	8/1/34	390	493
	Desert Community College District GO	4.000%	8/1/35	335	422
	Desert Community College District GO	4.000%	8/1/36	500	625
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,264
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,694
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,760
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,757
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	537
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,282
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,652
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,141
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	848
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,899
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,385
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	10,062
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	8,292
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,771
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,802
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,209
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,321
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,826
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	10,173
	East Bay Regional Park District GO	5.000%	9/1/28	385	387
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,620
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,179
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,402
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,491
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,750
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,770
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,156
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,868
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,312
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,291
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,633
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,541
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	391
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,370

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	409
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,600	3,226
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	350	488
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,243
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,130	6,314
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	6,142
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/34	925	1,267
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/35	550	751
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,673
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/38	1,650	2,061
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	595
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,125
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,327
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	3,090
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,372
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,567
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,526
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,201
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,775	4,672
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	6,126
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,840
[8]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.360%	10/1/21	12,000	11,997
	Eastern Municipal Water District Water Revenue VRDO	0.100%	12/1/20	7,825	7,825
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,085	7,304
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,379
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,858
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,364
	El Camino Healthcare District GO	4.000%	8/1/33	3,035	3,535
	El Dorado County CA Special Tax Revenue	5.000%	9/1/21	1,985	2,056
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,099
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	728
	El Dorado Irrigation District COP	5.000%	3/1/31	250	342
	El Dorado Irrigation District COP	5.000%	3/1/32	300	408
	El Dorado Irrigation District COP	5.000%	3/1/33	300	405
	El Dorado Irrigation District COP	5.000%	3/1/34	250	335
	El Dorado Irrigation District COP	5.000%	3/1/35	100	134
	El Dorado Irrigation District COP	5.000%	3/1/37	400	531
	El Dorado Irrigation District COP	5.000%	3/1/38	1,000	1,323
	El Dorado Irrigation District COP	5.000%	3/1/39	1,000	1,318
	El Dorado Irrigation District COP	5.000%	3/1/40	785	1,033
[2]	El Dorado Irrigation District Water Revenue, ETM	5.000%	3/1/21	2,280	2,308
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,768
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,732
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,760
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,860

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/21	465	481
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	459
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,349
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,655
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,376
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	745
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	2,046
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,415
	Encinitas CA Special Tax Revenue	5.000%	9/1/28	1,000	1,070
	Encinitas CA Special Tax Revenue	5.000%	9/1/29	800	855
	Escondido CA GO	5.000%	9/1/22	765	830
	Escondido CA GO	5.000%	9/1/23	2,030	2,299
	Escondido CA GO	5.000%	9/1/25	1,000	1,229
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,608
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,097
	Evergreen School District GO	4.000%	8/1/34	1,070	1,212
	Evergreen School District GO	4.000%	8/1/35	335	405
	Evergreen School District GO	4.000%	8/1/36	1,870	2,111
	Evergreen School District GO	4.000%	8/1/37	1,050	1,254
[12]	Fairfield CA COP	0.000%	4/1/34	940	736
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,363
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,647
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,863
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	6,136
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,820	5,389
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,940	16,171
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,168
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,162
	Fontana CA Special Tax Revenue	3.000%	9/1/21	550	558
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	453
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	214
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	491
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	534
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	564
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,967
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	301
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	2,053
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	309
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,145
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	319
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	283
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	616
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	695
[2,4]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	14,129
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	10,242
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,419
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/21	4,115	4,112
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,159
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,150
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,829

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.250%	1/15/33	5,000	5,723
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	32,706
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,286
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,202
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,087
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,046
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,230
	Foster City CA GO	4.000%	8/1/32	275	331
	Foster City CA GO	3.000%	8/1/33	500	554
	Foster City CA GO	3.000%	8/1/34	600	661
	Foster City CA GO	3.000%	8/1/35	635	698
	Foster City CA GO	4.000%	8/1/36	600	706
	Foster City CA GO	3.000%	8/1/38	950	1,036
	Foster City CA GO	3.000%	8/1/40	830	899
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,351
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,312
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,873	9,128
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/29	1,070	1,206
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/30	1,415	1,590
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/31	1,790	2,005
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/32	2,195	2,449
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/33	2,630	2,925
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/34	3,105	3,450
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	661
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,468
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,547
	Fremont Unified School District/Alameda County CA GO	4.000%	8/1/38	1,520	1,757
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,120
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,329
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	3,750	3,806
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	572
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,876
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,955
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,889
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	2,006
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,640
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,852
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,262
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	913

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,707
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,819
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,955
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,458
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,432
	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/22	225	238
	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/23	395	435
	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/24	415	474
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/25	435	513
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/26	455	553
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/27	380	474
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/28	400	509
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/29	400	517
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/30	430	564
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/31	455	592
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/32	485	627
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	5.000%	4/1/33	500	643
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/34	500	591
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/35	550	647
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/36	555	650
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/37	655	765
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/38	585	681
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/39	620	720
[2]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/40	550	638
	Fresno Unified School District GO	4.000%	8/1/28	350	439
	Fresno Unified School District GO	4.000%	8/1/29	550	682
	Fresno Unified School District GO	4.000%	8/1/30	570	703
	Fresno Unified School District GO	4.000%	8/1/31	485	595
	Fresno Unified School District GO	4.000%	8/1/32	385	470
	Fresno Unified School District GO	4.000%	8/1/33	565	684
	Fresno Unified School District GO	4.000%	8/1/34	450	544
	Fresno Unified School District GO	3.000%	8/1/35	985	1,089
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,232
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,376

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,929
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26	1,000	1,081
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/32	1,600	1,718
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,745
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,884
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,920
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	4,115
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	5,050
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,091
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,482
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,600
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,726
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,706
	Glendale CA Community College District GO	0.000%	8/1/24	235	229
	Glendale CA Community College District GO	0.000%	8/1/25	365	351
	Glendale CA Community College District GO	0.000%	8/1/26	360	340
	Glendale CA Community College District GO	0.000%	8/1/27	515	477
	Glendale CA Community College District GO	0.000%	8/1/28	780	706
	Glendale CA Community College District GO	0.000%	8/1/29	570	501
	Glendale CA Community College District GO	0.000%	8/1/30	910	777
	Glendale CA Community College District GO	0.000%	8/1/31	900	739
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	794
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/35	1,200	1,424
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	7,237
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	16,322
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,687
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,587
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,894
[6,7]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.210%	12/3/20	36,795	36,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	555	568
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,024
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,785	2,852
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	5,875	6,014
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,930
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	10,075	10,792
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,933
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/24	4,800	4,667
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	13,324
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	10,220

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	1,500	1,430
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	22,160	27,142
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,745	9,984
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	19,810	24,868
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,285	5,336
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,575	10,595
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,545	11,785
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,765	5,262
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,932
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/31	5,140	5,831
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,260	3,845
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,605	5,725
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,455	11,119
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,663
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,200	13,151
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,170	1,315
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,640	4,268
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	415	483
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	2,325	2,731
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	44,693
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,377
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,369
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,868
	Grossmont Union High School District GO	0.000%	8/1/27	2,345	2,210
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,466
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,964
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,408
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,281
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	18,198
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,434
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,660
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	20,263
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	650
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	641
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,471
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,499
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,718
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,711

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	3,092
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,864
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,846
	Hartnell CA Community College District GO	5.000%	8/1/21	525	542
	Hartnell CA Community College District GO	5.000%	8/1/22	525	567
	Hartnell CA Community College District GO	4.000%	8/1/37	600	717
	Hartnell CA Community College District GO	3.000%	8/1/38	380	416
	Hartnell CA Community College District GO	3.000%	8/1/39	500	547
	Hartnell CA Community College District GO	3.000%	8/1/40	525	571
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,446
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,439
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	610
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	1,121
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	117
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,197
[2]	Hayward Unified School District GO	4.000%	8/1/35	2,600	3,179
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,835
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,212
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,615
[2]	Hayward Unified School District GO	4.000%	8/1/37	800	972
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,950
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,865
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,829
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,348
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	4,061
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,969
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,569
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,778
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,758
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,992
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	7,184
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21	175	180
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	534
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	554
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	704
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	448
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,096
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,434
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	621
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	654
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	405
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,164

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,435
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	499
[2,14]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	562
[1]	Imperial Community College District GO	0.000%	8/1/22	175	174
[1]	Imperial Community College District GO	0.000%	8/1/23	250	246
[1]	Imperial Community College District GO	0.000%	8/1/24	500	487
[1]	Imperial Community College District GO	0.000%	8/1/25	725	698
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	953
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,446
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,657
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,683
[4]	Imperial Community College District GO	0.000%	8/1/30	330	283
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/21	1,000	1,044
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	573
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,364
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,611
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,871
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	624
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	766
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,977
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,560
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	1,615	1,673
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,290
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	843
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	836
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/21	515	525
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	431
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,254
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,917
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	635
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,508
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,000	1,235
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,165
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	492
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	282
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	349

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	303
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	412
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	440
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	500
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	615
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	737
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	581
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	301
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	583
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	864
	Irvine CA	4.000%	9/2/21	1,750	1,800
	Irvine CA	5.000%	9/2/21	675	697
	Irvine CA	4.000%	9/2/22	220	235
	Irvine CA	5.000%	9/2/22	1,125	1,215
	Irvine CA	5.000%	9/2/22	650	699
	Irvine CA	5.000%	9/2/22	1,000	1,079
	Irvine CA	5.000%	9/2/23	200	226
	Irvine CA	5.000%	9/2/23	400	431
	Irvine CA	5.000%	9/2/23	800	894
	Irvine CA	5.000%	9/2/24	200	235
	Irvine CA	5.000%	9/2/24	850	985
	Irvine CA	5.000%	9/2/25	250	305
	Irvine CA	5.000%	9/2/25	450	540
	Irvine CA	5.000%	9/2/26	300	378
	Irvine CA	5.000%	9/2/26	800	955
	Irvine CA	5.000%	9/2/27	375	486
	Irvine CA	5.000%	9/2/28	520	690
	Irvine CA	5.000%	9/2/29	500	678
	Irvine CA	5.000%	9/2/30	330	442
[6,7]	Irvine CA VRDO	0.070%	12/1/20	10,730	10,730
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,239
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,475
	Irvine Ranch Water District	5.000%	2/1/35	2,500	3,087
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,282
	Irvine Ranch Water District COP	5.000%	3/1/32	3,640	4,519
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,451
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,603
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,226
[7]	Irvine Ranch Water District VRDO	0.070%	12/1/20	7,400	7,400
[7]	Irvine Ranch Water District VRDO	0.070%	12/1/20	700	700
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/21	1,500	1,548
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,284
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,417
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,600
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	189
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	655
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	472
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	476
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	246
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	454
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	550
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	642
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,324
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	304

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	525
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	616
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	318
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	422
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	335
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	655
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	318
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	288
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	163
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	110
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	124
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	185
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	122
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	183
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	121
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	429
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	770
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,000	1,184
[1]	Jefferson Union High School District GO	5.000%	8/1/21	500	516
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	756
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	1,030
	Jefferson Union High School District GO	4.000%	8/1/33	200	242
	Jefferson Union High School District GO	4.000%	8/1/34	125	150
	Jefferson Union High School District GO	3.000%	8/1/35	150	164
	Jefferson Union High School District GO	3.000%	8/1/36	250	273
	Jefferson Union High School District GO	3.000%	8/1/37	275	300
	Jefferson Union High School District GO	4.000%	8/1/38	365	431
	Jefferson Union High School District GO	4.000%	8/1/39	400	471
	Jefferson Union High School District GO	4.000%	8/1/40	300	353
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	517
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	517
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,656
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	862
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,532
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	813
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	722
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	919
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	2,082
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	446
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,181
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	2,050
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,262
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	719
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	3,755	3,834
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,198
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,397
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,859
	Kern Community College District GO	4.000%	8/1/28	290	363
	Kern Community College District GO	4.000%	8/1/29	340	432
	Kern Community College District GO	4.000%	8/1/30	375	484
	Kern Community College District GO	4.000%	8/1/31	520	663
	Kern Community College District GO	4.000%	8/1/32	445	562
	Kern Community College District GO	4.000%	8/1/33	635	794

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kern Community College District GO	4.000%	8/1/34	750	931
	Kern Community College District GO	4.000%	8/1/35	850	1,051
	La Canada Unified School District GO	4.000%	8/1/22	275	293
	La Canada Unified School District GO	4.000%	8/1/33	510	624
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,233
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/23	750	842
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/24	1,250	1,403
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/25	1,250	1,403
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/28	1,000	1,158
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/29	1,000	1,154
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	1,500	1,667
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/31	6,595	7,328
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	5,200	5,794
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	1,515	1,742
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,206
	La Verne CA COP, Prere.	5.000%	5/15/22	300	324
	La Verne CA COP, Prere.	5.000%	5/15/22	310	334
	La Verne CA COP, Prere.	5.000%	5/15/22	550	593
	La Verne CA COP, Prere.	5.000%	5/15/22	750	809
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/21	690	707
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	630
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	488
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	507
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	725
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,612
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,463
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,158
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	890	1,079
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,207
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,430
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,810	1,874
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,451
	Liberty Union High School District GO	4.000%	8/1/30	750	909
	Liberty Union High School District GO	4.000%	8/1/31	565	680
	Liberty Union High School District GO	4.000%	8/1/32	250	305
	Liberty Union High School District GO	3.000%	8/1/35	670	748
	Liberty Union High School District GO	3.000%	8/1/36	750	834

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	3.000%	8/1/37	825	915
	Liberty Union High School District GO	3.000%	8/1/38	900	993
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,101
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,096
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,825
	Lincoln CA Special Tax Revenue	4.000%	9/1/21	650	668
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	479
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	495
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	680
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	666
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,241
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,025	1,303
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,646
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	3,266
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,300	4,194
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,415	4,293
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,495	2,729
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	2,016
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,508
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21	1,000	1,031
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,162
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,453
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,437
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	512
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	409
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	650	754
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	500	641
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	729
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	907
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	874
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	744
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	810
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,091
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,356
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,265
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,169
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,084
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,640
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,781
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	926
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/21	500	522
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	284
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,426
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	1,725	2,335
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,667
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,185	1,655
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	8,450	12,661
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.559%	11/15/25	16,845	17,159
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.579%	11/15/26	10,025	10,208
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,020	1,193

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,336
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,297
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,554
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,876
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,493
	Long Beach Community College District GO	4.000%	8/1/33	760	908
	Long Beach Community College District GO	4.000%	8/1/33	400	489
	Long Beach Community College District GO	4.000%	8/1/34	600	712
	Long Beach Community College District GO	4.000%	8/1/35	670	809
	Long Beach Community College District GO	3.000%	8/1/36	1,380	1,516
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,134
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,454
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,703
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	876
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,540
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,379
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,199
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,259
	Long Beach Unified School District GO	3.000%	8/1/34	550	619
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,280
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,317
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,129
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,407
	Los Alamitos Unified School District GO	3.000%	8/1/36	1,145	1,262
	Los Alamitos Unified School District GO	3.000%	8/1/37	1,260	1,384
	Los Angeles CA Community College District GO	4.000%	8/1/21	555	569
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,410
	Los Angeles CA Community College District GO	4.000%	8/1/23	1,000	1,101
	Los Angeles CA Community College District GO	4.000%	8/1/23	6,145	6,765
	Los Angeles CA Community College District GO	4.000%	8/1/24	14,500	16,493
	Los Angeles CA Community College District GO	4.000%	8/1/24	4,075	4,635
	Los Angeles CA Community College District GO	4.000%	8/1/24	4,320	4,914
	Los Angeles CA Community College District GO	4.000%	8/1/24	5,205	5,921
	Los Angeles CA Community College District GO	5.000%	8/1/24	37,345	43,840
	Los Angeles CA Community College District GO	5.000%	8/1/24	37,455	43,970
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	31
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,388
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,299
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,155
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,738
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,538
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,782
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,675
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,780
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,194
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,645
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,646
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,360	28,329
	Los Angeles CA Community College District GO	3.000%	8/1/39	200	215
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,440
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	10,000	11,009
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	21,868
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	15,097
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	10,378

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.260%	12/3/20	7,250	7,250
	Los Angeles CA GO	5.000%	9/1/22	10,010	10,372
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	560
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/31	1,405	1,909
[1]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	640
	Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,022
	Los Angeles CA Unified School District GO	5.000%	7/1/21	8,750	8,994
	Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,022
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,664
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,165
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,969
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,658
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,329
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,057
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,743
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,158
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,182
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,121
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,184
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,671
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,281
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,525
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,845
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,303
	Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,177
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	26,076
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	589
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,762
	Los Angeles CA Unified School District GO	5.000%	7/1/26	16,270	20,389
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,569
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	32,426
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	8,989
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	4,250
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,009
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,737
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,672
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,270
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,597
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,597
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,280
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	2,025
	Los Angeles CA Unified School District GO	5.000%	7/1/30	9,900	13,274
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,382
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,415
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,476
	Los Angeles CA Unified School District GO	4.000%	7/1/31	27,985	35,212
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	20,232
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	6,039
	Los Angeles CA Unified School District GO	4.000%	7/1/32	7,950	9,938
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,827
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,411
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,589
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,453
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,729

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,754
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,674
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,914
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,891
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,646
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	4,176
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	7,066
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,578
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	9,181
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,388
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,783
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,285	8,877
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,430
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,862
	Los Angeles CA Unified School District GO	4.000%	7/1/39	6,200	7,537
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,758
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,971
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/21	2,110	2,161
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,949
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	14,013
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,696
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	6,011
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	12,053
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,749
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,972
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,822
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,375
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,536
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	3,005
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	4,979
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,571
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,753
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,762
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,838
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,758
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,598
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,227
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	962
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,355
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,726
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,388
	Los Angeles Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,298
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,832
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,683
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,114
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,680
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,349
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,382
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,465
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,639

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,781
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	5,000	6,931
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,252
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,720
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,799
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,693
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,047
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	9,524
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,331
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,564
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,547
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	6,783
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,781
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,326
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,002
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,874
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,336
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	4,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,306
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,864
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	4,037
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,278
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,548
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,955
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,811
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,940

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	890	1,111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	8,030
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,284
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,429
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,551
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,389
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,562
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,188
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,623
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,947
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,348
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,051
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,727
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,280
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,100
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	8,722
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,152
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,392
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,649
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,205
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,645
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,263
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,636
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,324
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,694
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,745
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,385
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,904
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,454

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,635
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	5,126
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,522
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,664
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,597
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,384
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,675
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,246
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,618
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,634
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,429
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,235
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/21	1,670	1,717
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,871
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,351
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,474
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,796
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,728
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	5,230
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,776
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	10,125
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,350	8,897
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,577
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,105
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,115
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,516
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,815

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,618
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,601
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,835
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	715
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,372
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,229
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,341
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,321
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	844
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	471
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,349
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,000	6,837
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,308
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	330	432
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	8,148
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,865
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,510	8,666
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,698
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,655
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	128
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,224
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	289
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,510	11,267
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,531
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,542
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,412
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,500	5,941
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	6,114

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,331
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,278
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,525	9,909
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	7,500	9,136
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,270	2,787
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,854
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,503
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,035	18,418
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	9,105
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,063
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,000	3,811
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,190	10,713
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	9,078
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,175	4,023
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,566
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,659
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,250	18,547
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,161
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,636
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,805	2,098
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,925	10,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	22,066
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue VRDO	0.070%	12/1/20	6,000	6,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,829
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	9,985	10,262
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	11,092
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	928
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,268
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,534

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,708
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	11,366
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,394
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,518
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,183
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,557
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,394
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,035	16,790
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,947
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,894
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,631
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,818
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,984
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,815
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	9,112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,055	1,353
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	36,941
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,930
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	41,654
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,971
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,963
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,306
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,842
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,437
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,554
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	44,996
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,893
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,925
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,050	3,941

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	26,151
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,267
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,877
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	32,088
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	6,337
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,901
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,284
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.070%	12/1/20	500	500
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	6,950	6,950
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	7,300	7,300
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	15,160	15,160
Los Angeles Department of Water & Power System Electric Power & Light Revenue, Prere.	5.000%	7/1/21	140	144
Los Angeles Department of Water Revenue	5.000%	7/1/22	1,060	1,141
Los Angeles Department of Water Revenue	5.000%	7/1/23	5,605	6,034
Los Angeles Department of Water Revenue	5.000%	7/1/25	1,395	1,703
Los Angeles Department of Water Revenue	5.000%	7/1/26	1,500	1,614
Los Angeles Department of Water Revenue	5.000%	7/1/26	1,755	2,177
Los Angeles Department of Water Revenue	5.000%	7/1/26	6,060	7,516
Los Angeles Department of Water Revenue	5.000%	7/1/31	4,690	5,438
Los Angeles Department of Water Revenue	5.000%	7/1/31	450	552
Los Angeles Department of Water Revenue	5.000%	7/1/32	7,000	7,823
Los Angeles Department of Water Revenue	5.000%	7/1/32	6,080	7,041
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,000	5,585
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,525	6,721
Los Angeles Department of Water Revenue	5.000%	7/1/34	5,305	6,129
Los Angeles Department of Water Revenue	5.000%	7/1/34	4,500	5,469
Los Angeles Department of Water Revenue	5.000%	7/1/35	2,250	2,727
Los Angeles Department of Water Revenue	5.000%	7/1/35	330	449
Los Angeles Department of Water Revenue	5.000%	7/1/36	1,455	1,760
Los Angeles Department of Water Revenue	5.000%	7/1/36	4,000	4,960
Los Angeles Department of Water Revenue	5.000%	7/1/36	725	982
Los Angeles Department of Water Revenue	5.000%	7/1/37	5,540	6,855
Los Angeles Department of Water Revenue	5.000%	7/1/37	930	1,256
Los Angeles Department of Water Revenue	5.000%	7/1/40	7,000	9,379
Los Angeles Department of Water Revenue VRDO	0.070%	12/1/20	15,360	15,360
Los Angeles Department of Water Revenue VRDO	0.080%	12/1/20	44,365	44,365
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,403
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	165
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,966
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	6,121

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,860	2,148
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,902
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	10,210	11,757
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	10,286
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	10,720	12,328
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	2,865	3,295
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	8,255	9,484
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	2,645	3,039
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,371
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,572
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	12,278
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,565	2,941
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,160
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,355
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,500	2,861
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,222
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,383
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,121
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,844
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	11,979
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,170	7,083
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	3,055	3,475
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,360
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,410	2,737
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,380	7,281
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,834
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,725	3,091
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	5,010	5,676
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	4,000	4,526
Los Rios Community College District GO	5.000%	8/1/24	500	589

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,787
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,436
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,465
	Los Rios Community College District GO	4.000%	8/1/31	3,070	3,726
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,777
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,090
	Los Rios Community College District GO	4.000%	8/1/33	3,145	3,757
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,432
	Los Rios Community College District GO	4.000%	8/1/35	250	295
	Los Rios Community College District GO	4.000%	8/1/36	700	823
	Los Rios Community College District GO	4.000%	8/1/37	525	616
	Los Rios Community College District GO	4.000%	8/1/38	610	714
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,332
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,498
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,069
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	324
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	465
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	437
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	406
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	673
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,314
	Manteca Unified School District GO	5.000%	8/1/21	1,000	1,032
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,081
	Marin Community College District GO	4.000%	8/1/29	450	552
	Marin Community College District GO	4.000%	8/1/30	800	976
	Marin Community College District GO	4.000%	8/1/31	7,660	9,297
	Marin Community College District GO	4.000%	8/1/32	1,000	1,175
	Marin Community College District GO	4.000%	8/1/32	2,945	3,548
	Marin Community College District GO	4.000%	8/1/33	1,900	2,270
	Marin Community College District GO	4.000%	8/1/34	1,000	1,165
	Marin Community College District GO	4.000%	8/1/34	3,030	3,597
	Marin Community College District GO	4.000%	8/1/36	665	765
	Marin Healthcare District GO	5.000%	8/1/28	435	524
	Marin Healthcare District GO	5.000%	8/1/30	500	599
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,191
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,197
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,600
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,508
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,964
	Marin Healthcare District GO	4.000%	8/1/40	12,040	13,407
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,049
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,448
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,152
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	1,780	1,787
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	2,730	2,741
	Marysville CA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/21	1,500	1,506
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/21	615	640

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	563
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,211
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,506
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	477
	Mesa Water District COP	5.000%	3/15/28	375	497
	Mesa Water District COP	5.000%	3/15/29	250	339
	Mesa Water District COP	5.000%	3/15/30	405	561
	Mesa Water District COP	5.000%	3/15/31	250	345
	Mesa Water District COP	5.000%	3/15/32	350	479
	Mesa Water District COP	5.000%	3/15/33	350	474
	Mesa Water District COP	5.000%	3/15/34	350	473
	Mesa Water District COP	5.000%	3/15/35	400	539
	Mesa Water District COP	5.000%	3/15/36	535	718
	Mesa Water District COP	5.000%	3/15/37	800	1,070
	Mesa Water District COP	3.000%	3/15/38	1,200	1,347
	Mesa Water District COP	4.000%	3/15/39	770	943
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/21	2,780	2,858
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	4,050
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,311
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,809
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,415
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	2,017
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,138
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,893
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,890	2,519
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,510	10,144
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,327
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	13,474
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,321
	Metropolitan Water District of Southern California Water Revenue VRDO	0.090%	12/1/20	7,150	7,150
	Metropolitan Water District of Southern California Water Revenue VRDO	0.090%	12/1/20	9,200	9,200
	Metropolitan Water District of Southern California Water Revenue VRDO	0.100%	12/1/20	7,100	7,100
	Metropolitan Water District of Southern California Water Revenue VRDO	0.100%	12/1/20	1,720	1,720

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miracosta Community College District GO	4.000%	8/1/33	1,100	1,400
	Miracosta Community College District GO	4.000%	8/1/34	1,775	2,249
	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,267
	Miracosta Community College District GO	2.000%	8/1/40	2,000	2,019
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,793
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,936
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/28	2,835	3,780
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,771
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,882
[4]	Modesto High School District GO	0.000%	8/1/26	5,000	4,756
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/21	1,000	1,027
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,101
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,751
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,184
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,735	2,226
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	3,019
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,564
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/39	2,000	2,540
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/31	660	794
	Montclair Redevelopment Agency Successor Tax Allocation Revenue	4.000%	10/1/34	615	728
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,976
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,485
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,242
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	631
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	724
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	800
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	869
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	1,003
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,125
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,213
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,402
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,622
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,060
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,470
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,878
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	6,128
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,374
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,869

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,257
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,727
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	482
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	239
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	297
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,459
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	874
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	810
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,946
	Mount San Antonio Community College District GO	5.000%	8/1/35	2,000	2,659
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,513
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,929
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,668
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	191
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	349
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	559
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	391
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	341
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	430
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	519
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	551
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	260
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	681
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	305	375
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	707
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	487
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	488
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	395
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	364
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	392
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,197
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	379
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	360
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	359
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	328
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,400	1,644
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	416
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26	3,500	3,376
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	3,052
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,218
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	643
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	447
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	573
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,546
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/21	285	292
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	429
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,412

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain View-Whisman School District GO	4.000%	9/1/32	250	320
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	635
	Mountain View-Whisman School District GO	3.000%	9/1/35	640	732
	Mountain View-Whisman School District GO	3.000%	9/1/37	750	851
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,354
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	685	877
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	200	256
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	20,569
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	10,350	16,516
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,976
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,195	18,524
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,715	22,694
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,500	25,648
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/21	5,020	5,159
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,704
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/21	1,605	1,663
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	340
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	933
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,642
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	396
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	831
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,663
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	520	617
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,928
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/27	465	551
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/28	300	353
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	377
[9]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30	8,130	9,255
[9]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31	4,650	5,272
	Napa Valley Unified School District GO	5.000%	8/1/31	205	253
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,560
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,754
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,650
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,650	1,681
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,720	1,752
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,790	1,824
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,865	1,900
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	1,940	1,977
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,020	2,058
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,100	2,140
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,185	2,226
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,275	2,318
[1]	Natomas Unified School District (2019 Financing Project) COP, Prere.	4.000%	6/1/21	2,365	2,410
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,610
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,704

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	696
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,720
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,688
	New Haven Unified School District GO	4.000%	8/1/29	100	125
	New Haven Unified School District GO	4.000%	8/1/30	100	124
	New Haven Unified School District GO	4.000%	8/1/31	100	123
	New Haven Unified School District GO	4.000%	8/1/32	100	122
	New Haven Unified School District GO	4.000%	8/1/35	325	393
	New Haven Unified School District GO	4.000%	8/1/36	155	186
	New Haven Unified School District GO	4.000%	8/1/37	300	358
	New Haven Unified School District GO	4.000%	8/1/38	805	959
	New Haven Unified School District GO	5.000%	8/1/40	955	1,122
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,158
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,961
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,487
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,185
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,651
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,295
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,771
	Norco CA Special Tax Revenue	4.000%	9/1/21	1,055	1,085
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	1,047
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,427
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,609
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	602
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	2,017
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,241
[1]	Norco CA Special Tax Revenue	5.000%	9/1/28	750	951
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	550	740
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,331
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	310	378
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	535
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,308
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	850	1,109
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,867
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	4,610	4,658
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	248
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	308
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	607
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	606
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,647
	North Orange County CA Community College District GO	4.000%	8/1/33	375	467
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,999
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,393
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,425
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	84,710	94,578
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Progect)	5.000%	5/1/39	1,500	1,797
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/21	245	250

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	213
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	427
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	800
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,426
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,579
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,180	1,442
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,160
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,678
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,525	3,056
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,178
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,285	3,963
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	6,018
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,500	4,206
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,250	1,500
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	1,210	824
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/22	1,345	916
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/23	1,485	1,012
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	12/3/20	10,000	10,000
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.180%	12/3/20	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	270
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	394
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	512
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	466
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	392
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	448
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	335
	Oakland CA GO	2.000%	1/15/34	5,505	5,580
	Oakland CA GO	2.000%	1/15/35	4,480	4,531
	Oakland CA GO	2.125%	1/15/36	4,735	4,820
	Oakland CA GO	3.000%	1/15/40	6,580	7,298
	Oakland CA GO, Prere.	5.000%	1/15/21	3,000	3,018
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	3,000	3,106
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	200	206
	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	1,600	1,647
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/21	3,195	3,289
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,392
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,494
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,993
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	1,000	1,105
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	673

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	13,173
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,125
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,477
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,592
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	202
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,420
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,870
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	684
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,506
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,570	3,098
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	222
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,506
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,543
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,392
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,707
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,537
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,187
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,471
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	171
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,519
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,604
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,182
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,251
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,557
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	122
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	599
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,596
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	2,375	2,795
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,859
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,390
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,615	3,072
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,484
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,350	1,584
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,245
	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	2,500	2,928
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	6,059
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,243
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	4,009
	Oakland Unified School District/Alameda County GO, Prere.	6.250%	8/1/21	2,000	2,080
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,888
	Ohlone Community College District GO	5.000%	8/1/22	760	821
	Ohlone Community College District GO	4.000%	8/1/34	3,900	4,526
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,969
	Ohlone Community College District GO, Prere.	5.000%	8/1/21	1,770	1,827
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,442
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,979
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,553
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,565
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,819
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,969
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,458
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	224
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	370
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/21	1,200	1,239

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,296
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,353
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,417
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,478
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,753
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,860	8,942
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,961
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,608
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,690	5,901
	Orange County Water District COP	2.000%	8/15/23	27,720	28,768
	Orange County Water District Water Revenue	5.000%	8/15/32	840	1,138
	Orange County Water District Water Revenue	4.000%	8/15/35	780	964
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	9,035
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,325
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,363
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	895
	Oxnard Union High School District GO	4.000%	8/1/23	210	231
	Oxnard Union High School District GO	4.000%	8/1/24	200	228
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,077
	Oxnard Union High School District GO	5.000%	8/1/27	750	978
	Oxnard Union High School District GO	5.000%	8/1/28	500	648
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,094
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,433
	Oxnard Union High School District GO	4.000%	8/1/31	750	909
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,206
	Oxnard Union High School District GO	4.000%	8/1/32	325	401
	Oxnard Union High School District GO	4.000%	8/1/33	375	458
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,360
	Oxnard Union High School District GO	4.000%	8/1/36	750	901
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,461
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,943
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,190
	Oxnard Union High School District GO	4.000%	8/1/40	1,500	1,776
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	269
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	297
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	355
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	294
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,439
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	440	458
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,231
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,000	1,216
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,379
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,504
	Palm Springs Unified School District GO	5.000%	8/1/21	1,000	1,032
	Palm Springs Unified School District GO	5.000%	8/1/21	1,500	1,548
	Palm Springs Unified School District GO	5.000%	8/1/21	1,500	1,548
	Palm Springs Unified School District GO	5.000%	8/1/21	1,500	1,548

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,685
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,786
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,597
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	350	362
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	727
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	448
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	843
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	891
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	662
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	1,030
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	869
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	526
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,649
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,543
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	499
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,717
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	892
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	592
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,369
	Palo Alto CA	4.000%	9/2/21	400	411
	Palo Alto CA	5.000%	9/2/27	1,000	1,078
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,671
	Palomar Community College District GO	5.000%	5/1/25	120	145
	Palomar Community College District GO	5.000%	5/1/28	15	18
	Palomar Community College District GO	5.000%	8/1/30	520	668
	Palomar Community College District GO	5.000%	8/1/31	400	513
	Palomar Community College District GO	5.000%	8/1/32	300	383
	Palomar Community College District GO	4.000%	8/1/33	2,140	2,434
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,564
	Palomar Community College District GO	4.000%	8/1/34	2,390	2,708
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,145
	Palomar Health COP	5.000%	11/1/21	560	581
	Palomar Health COP	5.000%	11/1/23	600	670
	Palomar Health COP	5.000%	11/1/24	665	768
	Palomar Health COP	5.000%	11/1/26	445	542
	Palomar Health COP	5.000%	11/1/27	750	935
	Palomar Health COP	5.000%	11/1/32	4,550	5,429
[4]	Palomar Health GO	0.000%	8/1/21	1,400	1,393
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,212
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,966
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,176

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	5.000%	8/1/26	310	379
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,679
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,449
[11]	Palomar Health GO	0.000%	8/1/28	500	449
	Palomar Health GO	5.000%	8/1/28	1,640	1,980
	Palomar Health GO	5.000%	8/1/28	8,460	10,215
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,298
	Palomar Health GO	5.000%	8/1/29	875	1,051
	Palomar Health GO	5.000%	8/1/29	4,340	5,212
	Palomar Health GO	4.000%	8/1/30	1,500	1,702
	Palomar Health GO	5.000%	8/1/30	1,130	1,350
	Palomar Health GO	4.000%	8/1/31	1,550	1,753
	Palomar Health GO	5.000%	8/1/31	800	953
	Palomar Health GO	4.000%	8/1/32	4,900	5,519
	Palomar Health GO	5.000%	8/1/33	1,320	1,559
	Palomar Health GO	0.000%	8/1/35	595	415
	Palomar Health GO	0.000%	8/1/36	510	343
	Palomar Health GO	4.000%	8/1/36	5,015	5,585
	Palomar Health GO	0.000%	8/1/37	1,105	718
	Palomar Health GO	4.000%	8/1/37	4,195	4,662
[11]	Palomar Health GO	7.000%	8/1/38	3,100	4,483
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,375	1,426
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,690
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,761
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,672
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,283
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	413
	Palomar Health Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,875	9,504
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	306
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	6,050	5,458
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	1,455	1,502
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,191
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,786
[1,10]	Paramount Unified School District GO	4.000%	8/1/30	70	89
[1,10]	Paramount Unified School District GO	4.000%	8/1/31	125	158
[1,10]	Paramount Unified School District GO	4.000%	8/1/32	150	188
[1,10]	Paramount Unified School District GO	4.000%	8/1/33	100	124
[1,10]	Paramount Unified School District GO	4.000%	8/1/34	150	185
[1,10]	Paramount Unified School District GO	4.000%	8/1/35	300	367
[1,10]	Paramount Unified School District GO	4.000%	8/1/37	350	423
[1,10]	Paramount Unified School District GO	4.000%	8/1/38	340	409
[1,10]	Paramount Unified School District GO	4.000%	8/1/39	470	563
[1,10]	Paramount Unified School District GO	4.000%	8/1/40	450	536
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,272
	Pasadena Unified School District GO	5.000%	8/1/25	750	913
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,218
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,276
	Pasadena Unified School District GO	5.000%	8/1/26	510	641
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,301
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,947
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,602
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,137

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	740
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	927
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,230
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,226
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	733
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,125
	Peralta Community College District GO	5.000%	8/1/25	510	620
	Peralta Community College District GO	5.000%	8/1/25	500	607
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,748
	Peralta Community College District GO	5.000%	8/1/26	650	815
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,808
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,289
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,972
	Peralta Community College District GO	5.000%	8/1/28	555	733
	Peralta Community College District GO	5.000%	8/1/29	2,280	2,651
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,763
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,465
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,724
	Peralta Community College District GO	5.000%	8/1/30	670	924
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,985
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,722
	Peralta Community College District GO	5.000%	8/1/32	4,340	5,201
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,608
[2]	Perris CA Union High School District GO	4.000%	9/1/35	1,730	2,104
[2]	Perris CA Union High School District GO	4.000%	9/1/36	1,845	2,225
[2]	Perris CA Union High School District GO	4.000%	9/1/37	2,190	2,634
	Pittsburg CA Water Revenue	4.000%	8/1/21	500	513
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	270
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	2,000	2,070
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	996
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,045
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,409
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,478
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,549
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,842
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	141
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	311
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/21	300	311
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	417
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	564
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/21	775	800
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,431
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,865
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,323
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,186

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	128
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,068
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,247
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,182
	Pleasanton Unified School District GO	4.000%	8/1/36	800	941
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	3,035	3,330
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	475
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	527
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,352
	Pomona Unified School District GO	4.000%	8/1/37	920	1,141
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	3,202
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/21	750	772
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/25	3,795	3,912
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,952
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,125
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,288
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,949
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,515	4,279
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,406
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,042
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,217
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,847
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,283
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,695	3,361
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,594
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	2,039
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,196
	Portola Valley School District GO	3.000%	8/1/35	875	1,002
	Portola Valley School District GO	3.000%	8/1/36	640	729
	Portola Valley School District GO	3.000%	8/1/37	700	795
	Portola Valley School District GO	3.000%	8/1/38	675	761
	Portola Valley School District GO	3.000%	8/1/39	725	813
	Portola Valley School District GO	3.000%	8/1/40	530	593
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,376
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,861
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,708
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,662
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,897
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,287
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,186
	Poway Unified School District GO	0.000%	8/1/30	100	87
	Poway Unified School District GO	4.000%	8/1/30	8,190	9,193
	Poway Unified School District GO	0.000%	8/1/31	1,975	1,673
	Poway Unified School District GO, Prere.	5.000%	8/1/21	5,125	5,291
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,029
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	907
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	773
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	462

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,329
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,123
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,169
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,776
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	940
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,640	1,980
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,224
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,515	3,122
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	1,015
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	960	1,091
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	970	1,093
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	980	1,096
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,200	1,349
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,250	1,399
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	960	1,072
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,365	1,523
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,460	1,625
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,545	1,718
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,645	1,827
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	119
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	160
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	189
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	140
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	167
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	166
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	222
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	374
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	323
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	476
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	452
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	426
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	192
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	444
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	605
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	257
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	859
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	543
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	997

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	616
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,153
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/21	320	331
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	493
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,694
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,072
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,288
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,723
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,973
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,245
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,730
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,613
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,966
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	874
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	424
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,180
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,165
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	873
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	1,004
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	883
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,249
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,734
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,040
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	349
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	453
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	835
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,230
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,223
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	944
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	576
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	546
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,214
	Redwood City School District GO	3.000%	8/1/40	1,490	1,638
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,294
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,628
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	588
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	946
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	4,005

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,355	1,813
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,409
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	4,022
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,413
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	990
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/21	1,000	1,016
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,834
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,550
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,150
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/21	535	557
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	653
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	701
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,209
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	930
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,060	1,347
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,125	1,457
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,104
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,302
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,000	3,843
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,200	1,532
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,117
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	2,022
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,140
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,134
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,128
	Rio Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,559
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,699
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.090%	12/2/20	4,275	4,275
	Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,064
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,330
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,366
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	753
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,362
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,507
	Riverside Community College District GO	0.000%	8/1/27	2,755	2,403
	Riverside Community College District GO	0.000%	8/1/28	1,650	1,370
	Riverside Community College District GO	5.000%	8/1/28	3,080	3,718

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Community College District GO	3.000%	8/1/33	770	866
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,498
	Riverside Community College District GO	3.000%	8/1/35	725	811
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,114
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,228
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,360
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,093
	Riverside Community College District GO	3.000%	8/1/38	3,665	4,060
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,332
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,868
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	6,835	6,582
[6,7]	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	0.210%	12/3/20	7,500	7,500
[1,6,7]	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.160%	12/3/20	2,420	2,420
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	600
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,267
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,349
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,239
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,325
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,154
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/22	1,800	1,966
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/23	2,100	2,392
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/24	2,060	2,441
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/30	9,885	12,032
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/32	10,620	12,823
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	490	544
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	2,550	2,642
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	250	260
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,975
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	377
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,749
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,341
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,195	1,462
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	1,150	1,196
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,426

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,145
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,344
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,745
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,392
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,373
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,529
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,409
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,040
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/22	375	389
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/27	520	613
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/30	750	870
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/32	590	677
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/37	1,015	1,152
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/22	2,500	2,430
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/23	3,630	3,471
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/24	6,985	6,557
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,880
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,000
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,983
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,455
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,378
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,588
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,378
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,252
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	612
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	370
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	356
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	370
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	478
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	629
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	760
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	350	466

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	620	818
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	785
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	713
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	820
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	838
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,414
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	875	1,120
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,462
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,204
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,212
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/23	1,410	1,520
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/25	1,555	1,675
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/26	1,615	1,737
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/27	1,710	1,836
	Riverside Unified School District GO	4.000%	8/1/29	850	1,038
	Riverside Unified School District GO	4.000%	8/1/30	850	1,033
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,513
	Riverside Unified School District GO	4.000%	8/1/34	1,100	1,306
	Riverside Unified School District GO	4.000%	8/1/35	1,000	1,182
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,173
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,168
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,498
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,398
	Riverside Unified School District GO	3.000%	8/1/40	7,500	8,081
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,923
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,897
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	117
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	116
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	114
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	113
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	113
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	129
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	621
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	831
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	418
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	252
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	312
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	432
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	307
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,240

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	901
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	620
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,533
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,170
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	4,007
	Roseville CA Special Tax Revenue	5.000%	9/1/21	500	515
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	123
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	247
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	231
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	225
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	140
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	276
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	818
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/21	700	720
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,067
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	622
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,297
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,435
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	963
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,549
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,373
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	300
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	370
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	613
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	2,036
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	271
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	567
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	537
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	477
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	238
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	443
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,874
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	918
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	254
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	806
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	379
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,792
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,217
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	915	1,041
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	420	519
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	260	326
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	484
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	355
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	329
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	764
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	293
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	585

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,352
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,488
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,555
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/21	600	616
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/21	1,000	1,025
	Sacramento CA City Unified School District GO	5.000%	7/1/22	230	245
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	1,004
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	792
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,756
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	410
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	255
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	452
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	697
	Sacramento CA Cogeneration Authority Electric Power & Light Revenue (Procter & Gamble Project), ETM	5.250%	7/1/21	1,000	1,029
[6,7]	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.210%	12/3/20	7,500	7,500
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/23	525	568
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/24	425	472
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/25	450	514
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	583
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,823
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,933
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,484
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,105
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,374
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,665	1,970
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,648
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,158
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,465
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,545	1,805
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,338
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,793
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,493
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,587
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,632
	Sacramento City Financing Authority Lease (Abatement) Revenue	4.000%	12/1/20	3,700	3,700
	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/20	2,000	2,000

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,574
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,083
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,752
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,393
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	4,073
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,980
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	404
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	519
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,117
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	715	794
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	383
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	500	580
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,160
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,375
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	282
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,411
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	967
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,398
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,599
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,779
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,225	1,514
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,210	1,479
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,320
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,266
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,268
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,797
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	640
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	640
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,920
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,624

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,586
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,284
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	630
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,308
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,469
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	831
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,879
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	932
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,175
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,345
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,538
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,105
[1]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,143
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	639
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,074
[2]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,798
[2]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,297
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,390
[2]	Sacramento County CA COP	5.000%	10/1/27	660	839
[2]	Sacramento County CA COP	5.000%	10/1/28	695	902
[2]	Sacramento County CA COP	5.000%	10/1/29	565	744
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,587
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,679
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,788
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,803
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,385
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	6,161
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	28,523
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/21	2,725	2,818
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,328
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	10,085	11,172
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	3,124

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,834
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,208
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,526
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,523
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,250
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	6,954
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,522
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,144
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	15,240
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	2,525	2,989
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/22	680	682
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/28	1,575	1,577
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/29	1,660	1,662
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/30	1,875	1,877
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/31	1,970	1,972
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.070%	12/3/20	6,045	6,045
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,210
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,206
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,444
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,201
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,198
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/21	225	234
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	244
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	395
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	551
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	681
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,116
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,603
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	3,054
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,853
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,453
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,749
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,175
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,419

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	4,088
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	300	278
[2,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	423
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	596
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	442
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,357
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	695
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	10,064
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	794
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,987
[2]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,112
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	288
[2]	San Bernardino City Unified School District GO, ETM	5.000%	8/1/21	1,230	1,269
[2]	San Bernardino City Unified School District GO, ETM	5.000%	8/1/22	1,525	1,648
[2]	San Bernardino City Unified School District GO, ETM	5.000%	8/1/23	1,100	1,234
[2]	San Bernardino City Unified School District GO, ETM	5.000%	8/1/24	1,400	1,577
[2]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,473
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,620
	San Bernardino Community College District GO	4.000%	8/1/34	125	148
	San Bernardino Community College District GO	4.000%	8/1/35	220	260
	San Bernardino Community College District GO	4.000%	8/1/36	255	300
	San Bernardino Community College District GO	4.000%	8/1/37	370	434
	San Bernardino Community College District GO	4.000%	8/1/38	475	556
	San Bernardino Community College District GO	4.000%	8/1/39	600	701
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,498
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	11,009
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,721
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	13,205
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,933
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	5,130
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,673
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	828
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	866
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	749
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	783
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	790
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	5,000	6,104
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	10,160
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,688
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,714
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,870	17,329
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	12,385
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	8,940	9,485
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,586
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	14,521
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,999
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,000	17,156
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,505
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	100	110
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	790	974
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,598

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	210	254
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,335	2,807
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,273
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	972
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,630
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,610	1,909
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,804
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,263
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,230	1,448
[6,7]	San Diego CA Community College District GO TOB VRDO	0.210%	12/3/20	3,000	3,000
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,700
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,930
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,064
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,787
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,732
	San Diego CA Unified School District GO	0.000%	7/1/28	6,885	6,407
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,905
	San Diego CA Unified School District GO	5.000%	7/1/28	725	874
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,097
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,956
	San Diego CA Unified School District GO	5.000%	7/1/29	750	902
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,152
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,689
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,283
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	2,070
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,639
	San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,511
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,846
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,437
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,836
	San Diego CA Unified School District GO	5.000%	7/1/31	8,985	10,039
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,530
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,142
	San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,716
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,271
	San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,629
	San Diego CA Unified School District GO	0.000%	7/1/34	2,600	2,092
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,395
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,404
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,790
	San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,064
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	4,011
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,519
	San Diego CA Unified School District GO	0.000%	7/1/36	375	286
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	2,015
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,635
	San Diego CA Unified School District GO	4.000%	7/1/36	4,375	5,480

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,503
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	6,062
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,125
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,941
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,828
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,201
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,911
San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,434
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,750
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,404
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,214
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,041
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	558
San Diego Community College District GO	4.000%	8/1/32	23,150	27,213
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,426
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,126
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,421
San Diego County CA COP	5.000%	10/15/24	2,125	2,517
San Diego County CA COP	5.000%	10/15/25	5,305	6,279
San Diego County CA COP	5.000%	10/15/26	2,590	3,062
San Diego County CA COP	5.000%	10/15/27	2,000	2,362
San Diego County CA COP	5.000%	10/15/28	1,400	1,650
San Diego County CA COP	5.000%	10/15/29	2,010	2,362
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	463
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,893
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	950
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,703
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,450	2,983
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,195	2,666
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,856
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,222
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	424
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,469
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	8,253
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,203
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,445
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	360
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	248
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,396
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,575
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	495
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	330	419
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,535	1,947

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,932
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	507
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	350	440
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,477
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,215
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	434
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	387
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,633
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	350	462
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	734
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	982
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,955
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	456
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,320	1,754
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,833
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,233
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	472
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,525	2,015
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,444
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,615
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	593
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,840	2,367
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,238
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,875	3,689
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,223
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,373
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	529
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,418
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,772

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,057
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	720
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,505	1,773
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,708
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	750
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,940
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	786
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,000	7,614
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	829
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,328
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.080%	12/3/20	42,215	42,215
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,587
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,630
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,716
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,296
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,923
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,151
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	3,008
[10]	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,215
	San Diego County Water Authority Water Revenue	5.000%	5/1/35	13,795	16,762
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,000	1,371
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	682
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/34	600	816
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,505
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,679
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,101
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,163
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,616
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,296
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	6,175
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,418
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	6,151
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,491
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	5,203
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,159
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,523
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	2,135	2,212

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,123
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,186
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,497
	San Diego Unified School District GO	0.000%	7/1/27	1,690	1,604
	San Diego Unified School District GO , ETM	0.000%	7/1/27	1,370	1,314
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,251
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,149
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,924
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	2,048
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,494
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,000	4,938
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,600	1,969
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,536
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	2,017
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,595	3,614
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,929
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	3,012
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	550	658
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,645
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,937
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,785
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,908
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,045	3,579
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,943
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,552
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,100	2,445
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	312
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	742
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	812
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	839
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	2,027
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,199
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	2,980	3,696
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	9,010
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,667
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,277
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,922
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,488
	San Francisco CA City & County COP	5.000%	4/1/28	465	563
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,559
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,639
	San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,675
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,727
	San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,540

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,830
San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,819
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,157
San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,909
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,207
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,580
San Francisco CA City & County COP	4.000%	4/1/36	10,665	12,084
San Francisco CA City & County COP	4.000%	4/1/37	8,590	9,960
San Francisco CA City & County COP	4.000%	4/1/38	4,930	5,691
San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,687
San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,082
San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,434
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,773
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,198
San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,382
San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,368
San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,506
San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,582
San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,812
San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,268
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,504
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,562
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,935
San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,979
San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,924
San Francisco CA City & County GO	2.000%	6/15/32	4,610	4,834
San Francisco CA City & County GO	4.000%	6/15/32	1,650	2,022
San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,955
San Francisco CA City & County GO	4.000%	6/15/33	8,160	9,044
San Francisco CA City & County GO	4.000%	6/15/33	200	244
San Francisco CA City & County GO	4.000%	6/15/34	275	335
San Francisco CA City & County GO	4.000%	6/15/35	200	243
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,216
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	1,031
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,827
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,620
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,272
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,304
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	1,000	1,202
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,477
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,103
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,502
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,151
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	15,156
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,872
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,723
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,259
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,326
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,193
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,177
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	9,456
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	10,024
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,986
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,298

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,342
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,224
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,747
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	6,122
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	4,113
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,326
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,546
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	5,005
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	5,265
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,537
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,958
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,916
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,733
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	6,022
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,396
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,520
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,650
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,798
San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	4.000%	5/1/22	100	105
San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	5.000%	5/1/22	20	21
San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	5.000%	11/1/24	35	41
San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	5.000%	11/1/24	100	118
San Francisco CA Public Utilities Commission Water Water Revenue, Prere.	5.000%	11/1/24	25	30
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/21	5,210	5,310
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	6,410	6,828
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/22	1,705	1,816
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,704
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,474
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,963

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,747
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,185
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,528
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,405
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,510
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	8,096
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,718
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,296
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,592
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	4,790	4,875
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,573
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	768
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,426
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	13,157
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,643
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	9,283
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,405	13,287
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,704
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,737
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	6,999
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,705	2,028
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	550	561
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,150	1,173
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,200	1,224
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	7,184
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,199
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,303
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	11,097
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	14,252

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	15,161
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	8,481
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,904
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,623
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,453
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,547
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	160
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	12,011
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,609
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,983
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	6,073
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,104
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	1,001
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	483
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,976
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,212
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	795
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	792
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,075
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	743
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	355
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	483
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	500	623
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	620
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,091
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	745	913

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	550	672
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,138
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,042
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	904
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	666
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	741
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	927
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/21	160	165
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	134
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	134
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	157
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	512
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	279
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	162
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	620
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	528
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	457
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	598
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	545
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	807

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	255
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	840
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	478
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	416
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,095
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/29	1,585	1,743
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/31	1,060	1,164
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/32	2,170	2,380
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/33	3,025	3,315
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/34	1,640	1,859
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,284
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,538
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,824
	San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,617
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,789
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,253
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,397
	San Francisco Unified School District GO	4.000%	6/15/36	2,500	2,987
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	12,166
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,820
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,793
[2]	San Jacinto Unified School District COP	5.000%	9/1/21	850	879
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	530
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,157
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,680
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,865
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	2,025
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,221
	San Joaquin County Transportation Authority Sales Tax Revenue	4.000%	3/1/21	710	717
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	339
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,876
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,846
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	7,136
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	6,142
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,369
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	575
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,740
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	88
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,210	13,990
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	39
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	122

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,021
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,877
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,535
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,062
	San Jose Evergreen Community College District GO	5.000%	9/1/24	1,000	1,176
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	756
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	878
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	873
	San Jose Evergreen Community College District GO	4.000%	9/1/32	900	1,113
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,041
	San Jose Evergreen Community College District GO	3.000%	9/1/36	1,700	1,901
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,509
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,577
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	7,595	7,831
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,766
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,604
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,826
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,541
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,335	2,966
	San Jose Unified School District GO	5.000%	8/1/22	500	540
	San Jose Unified School District GO	5.000%	8/1/26	775	982
	San Jose Unified School District GO	5.000%	8/1/27	780	1,018
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,759
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,770
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,934
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,775
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,217
	San Juan Unified School District GO	4.000%	8/1/28	2,000	2,512
	San Juan Unified School District GO	4.000%	8/1/29	3,370	4,295
	San Juan Unified School District GO	4.000%	8/1/29	1,015	1,266
	San Juan Unified School District GO	4.000%	8/1/30	700	868
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,822
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,235
	San Juan Unified School District GO	4.000%	8/1/32	1,250	1,535
	San Juan Unified School District GO	2.375%	8/1/40	2,000	2,043
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	182
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	247
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	459
[1]	San Leandro Unified School District GO	4.000%	8/1/30	355	432
[1]	San Leandro Unified School District GO	4.000%	8/1/31	400	484
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	632
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	480
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	802
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	328
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,463
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,074
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	959

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	472
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/24	855	947
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/25	970	1,073
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/26	500	552
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/27	1,070	1,179
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/28	600	661
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/33	2,790	3,073
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	948
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	773
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	748
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,102
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	919
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,290
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,028
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,368
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,201
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,586
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,090
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,221
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,734
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	5,205
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,687
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,635
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,051
	San Marcos Unified School District GO	4.000%	8/1/32	300	361
	San Marcos Unified School District GO	5.000%	8/1/34	3,545	4,457
	San Marcos Unified School District GO	5.000%	8/1/35	4,000	5,018
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,222
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,712
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,703
[4]	San Mateo County Community College District GO	0.000%	9/1/21	4,645	4,638
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,650
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,779
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,905
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,740	5,083
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,248
	San Mateo County Community College District GO	5.000%	9/1/36	1,000	1,334
	San Mateo County Community College District GO	5.000%	9/1/37	1,000	1,331
	San Mateo County Community College District GO	5.000%	9/1/38	750	994
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/21	1,385	1,418

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	635
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	863
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,630
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.100%	12/1/20	4,300	4,300
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,853
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	716
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	715
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	654
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	840	1,119
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,891
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,450	1,920
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,365
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,250	1,522
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/21	1,035	1,059
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,438
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,831
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,196
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,754
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,354
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,322
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,230
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,729
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	8,166
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,537
	San Mateo Union High School District GO	4.000%	9/1/32	3,155	3,618
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,149
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,285
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,841
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,590
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,484
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	818
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,454
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	809
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,068
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,392
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	2,035

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,131
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,601
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	398
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,171
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,836
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,321
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,463
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,325
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,102
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,594
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,708
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,700
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	356
	San Rafael City Elementary School District GO	3.000%	8/1/35	1,210	1,318
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	894
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	981
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,580
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,635
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,805
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,877
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,956
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,340
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,340
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,289
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	90
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	109
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	129
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	118
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	120
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	140
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	123
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	130
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	247
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	153
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	135	164
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	315
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	638
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	360
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	290
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	876
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	357
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	108
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	217
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	217
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	346
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,436

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/21	125	129
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	108
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	113
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	153
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	253
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	326
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	340
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	429
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	610
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	500	607
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	602
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	1,051
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,375
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,324
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,067
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	366
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	5.000%	7/1/21	1,000	1,028
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	5.250%	7/1/21	2,525	2,599
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	5,078
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,594
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,626
	Santa Clara County CA GO	3.500%	8/1/38	160	165
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,486
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,378
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,859
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	8,196
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,482
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,938
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,231
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,175
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,158
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,138
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,133

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,112
	Santa Clara County GO	5.000%	8/1/28	8,830	9,520
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,218
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,208
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,890
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,770
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,397
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,936
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,252
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,765
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,216
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,935
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,693
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	7,097
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,491
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.100%	12/1/20	12,320	12,320
	Santa Clara Valley Water District COP	5.000%	6/1/21	525	537
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	590
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	368
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,718
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,628
	Santa Clarita Community College District GO	3.000%	8/1/33	350	391
	Santa Clarita Community College District GO	3.000%	8/1/34	450	500
	Santa Clarita Community College District GO	3.000%	8/1/35	700	776
	Santa Clarita Community College District GO	3.000%	8/1/37	800	879
	Santa Clarita Community College District GO	3.000%	8/1/38	750	821
	Santa Clarita Community College District GO	3.000%	8/1/39	900	983
	Santa Clarita Community College District GO	3.000%	8/1/40	800	872
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,888
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	418
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	375
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	437
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	449
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	253
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	407
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	563
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	459
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/34	700	876
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	899
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/38	875	977
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	1,002
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	777

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Community College District GO	0.000%	8/1/24	4,500	4,424
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,611
	Santa Monica Community College District GO	4.000%	8/1/30	2,000	2,244
	Santa Monica Community College District GO	5.000%	8/1/30	500	663
	Santa Monica Community College District GO	5.000%	8/1/31	600	792
	Santa Monica Community College District GO	4.000%	8/1/32	2,565	2,869
	Santa Monica Community College District GO	5.000%	8/1/32	535	700
	Santa Monica Community College District GO	4.000%	8/1/33	3,510	3,920
	Santa Monica Community College District GO	4.000%	8/1/33	500	611
	Santa Monica Community College District GO	4.000%	8/1/34	650	789
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	124
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	185
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	200	245
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	423
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	599
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	300	358
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	600	713
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	500	593
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	888
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	589
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	470
[10]	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	586
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	322
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	449
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	1,600	1,841
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/31	125	144
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	319
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	318
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/33	1,150	1,315
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	400
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	443
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	513
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	553
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/21	1,300	1,347
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,263
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	996
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,161
[2,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,183
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	629
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	1,002
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,360
[2]	Santa Rosa High School District GO	5.000%	8/1/34	965	1,191
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	923
	Santee CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21	600	615
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	613
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,664
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	35,895
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	384
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	351
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	823
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,174
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	225	229
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	241

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	280
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	240	264
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	326
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	343
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	812
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	783
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/21	725	748
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/28	1,000	1,217
	Silicon Valley Clean Water Sewer Revenue	5.000%	8/1/35	1,000	1,200
	Simi Valley Unified School District GO	5.000%	8/1/21	1,220	1,259
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,621
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	4,056
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,892
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,557
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,764
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,382
	Simi Valley Unified School District GO	4.000%	8/1/32	200	240
	Simi Valley Unified School District GO	4.000%	8/1/33	175	209
	Simi Valley Unified School District GO	3.000%	8/1/34	320	352
	Simi Valley Unified School District GO	3.000%	8/1/35	525	576
	Simi Valley Unified School District GO	3.000%	8/1/36	750	818
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,459
	Simi Valley Unified School District GO	3.000%	8/1/37	500	544
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,549
	Simi Valley Unified School District GO	4.000%	8/1/38	350	410
	Simi Valley Unified School District GO	4.000%	8/1/39	365	427
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,261
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	2,655	2,827
[4]	Solano County Community College District GO	0.000%	8/1/21	985	983
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,120	2,113
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,162
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,764
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,506
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	583
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	11
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,230
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	320	425
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	500	657
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	935	1,223
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,345	1,754
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,240	2,892
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,630	3,383

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,054
South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,317
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	438
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/35	700	856
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	666
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,047
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/39	600	720
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	832
South San Francisco Unified School District GO	4.000%	9/1/33	6,330	7,214
South San Francisco Unified School District GO	5.000%	9/1/40	150	178
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	4,124
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	8,095
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	2,062
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/21	450	462
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,605	6,692
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	13,893
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,932
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	8,470	10,028
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,257
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), ETM	5.000%	7/1/21	550	565
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	4,000	4,112
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	2,375	2,442
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,675	1,722
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,250	1,285
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project), Prere.	5.000%	7/1/21	1,000	1,028
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	402
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	453
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	776
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	430	584
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	555

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	325	449
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	500	686
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,145
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/36	800	1,075
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/37	1,000	1,340
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,590
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	757
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/25	1,085	1,319
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	880
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,469
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,860	5,123
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,717
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,725	2,394
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,630	2,250
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,400	1,920
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,677
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,494
[7]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.070%	12/1/20	46,330	46,330
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,303
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,917
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,575
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,195	5,245
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,315	2,958
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	300	389
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	7,000	9,580
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	973
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,546
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	915
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,777

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,820
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,355
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,771
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,892
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,783
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,765
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,385
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,566
	Southwestern Community College District GO	0.000%	8/1/24	750	734
	Southwestern Community College District GO	0.000%	8/1/25	1,090	1,040
	Southwestern Community College District GO	0.000%	8/1/26	2,000	1,828
	Southwestern Community College District GO	0.000%	8/1/27	2,000	1,748
	Southwestern Community College District GO	0.000%	8/1/28	2,535	2,108
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,257
	Southwestern Community College District GO	5.000%	8/1/29	300	388
	Southwestern Community College District GO	5.000%	8/1/30	300	386
	Southwestern Community College District GO	4.000%	8/1/31	300	364
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,177
	Southwestern Community College District GO	4.000%	8/1/32	250	301
	Southwestern Community College District GO	4.000%	8/1/33	300	358
	Southwestern Community College District GO	4.000%	8/1/34	1,760	2,043
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,738
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,412
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,629
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,799
	Southwestern Community College District GO	4.000%	8/1/37	730	872
	Southwestern Community College District GO	4.000%	8/1/38	1,750	2,049
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,323
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,075
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,243
[9]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,887
	State Center Community College District GO	5.000%	8/1/27	635	827
	State Center Community College District GO	4.000%	8/1/34	1,000	1,187
	State Center Community College District GO	4.000%	8/1/36	1,045	1,231
	State Center Community College District GO	4.000%	8/1/37	1,025	1,204
	State Center Community College District GO	3.000%	8/1/40	5,000	5,590
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,552
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	813
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,046
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,204
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,238
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,793
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,356
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,540	1,985
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,264
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,068

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,622
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,991
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,936
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,989
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,075
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,134
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,159
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,448
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,588
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,438
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,538
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,205
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/21	450	462
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	1,004
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	719
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,222
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,267
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,377
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,166
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,600	1,949
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,808
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,424
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,366
	Stockton Unified School District GO	5.000%	8/1/21	2,185	2,255
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,862
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,188
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,298
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,680
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	116
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	689
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	286
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,154
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,152
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	691
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,041
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,168
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,784
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	167
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,146
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,352
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	504
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,564
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,395
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,252
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,172
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,489
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,583

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,487
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,613
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,157
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,351
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,666
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,426
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,598
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,541
	Sweetwater Union High School District GO	3.000%	8/1/23	815	860
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,215
	Sweetwater Union High School District GO	3.000%	8/1/24	300	322
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,452
	Sweetwater Union High School District GO	3.000%	8/1/25	455	498
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	8,042
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	9,157
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,775
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	397
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	217
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	185	229
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	390	483
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	480	593
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	475	585
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	221
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	175	216
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	276
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	300
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	588
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	290
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	352
[1]	Tahoe-Truckee Unified School District COP	3.000%	6/1/38	1,485	1,578
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	294
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	418
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20	750	751
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,550
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	869
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,573
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	2,008
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,164
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,440	1,771
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,260
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	530	679

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	635
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	677
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,256
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	981
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	2,050
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,115
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,241
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,409
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,889
[1]	Temecula Valley Unified School District GO	4.300%	8/1/32	2,000	2,220
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,070
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,229
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,317
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,236
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,542
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,953
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	2.250%	6/1/29	575	633
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,997
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,866
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,322
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,629
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,927
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,296
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,289
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,566
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	123
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	151
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	173
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	204
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	233
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	262
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	297
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	332
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	364

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,380
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,515
	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	928
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	448
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	466
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,161
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	725
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	746
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	780
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	927
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	870
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	658
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	786
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	650
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	647
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	775
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	902
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,280
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,276
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,273
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,475
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	2,505	2,542
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,751
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,163
[2]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,450
[2]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,609
[2]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,384
[2]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,150
[1]	Tulare Local Health Care District GO	4.000%	8/1/21	300	307
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	423
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	785
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	455
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	525
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	606
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	693
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	527
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	899
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,629
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,671
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,469
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,788
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,760	5,602
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/25	1,215	1,220
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/35	685	915
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,790
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	1,465	1,950
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	3,500	4,660
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,883
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	1,285	1,705
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/38	705	933
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/39	655	864
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,184

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,265
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,491
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	837
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	760	875
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,353
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,722
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,605
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,233
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	4,064
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	550	567
[2]	Twin Rivers Unified School District GO	5.000%	8/1/21	850	876
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	555
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	674
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,067
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,154
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,605
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,536
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,469
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,173
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,202
	Union Elementary School District GO	0.000%	9/1/29	110	99
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	1,016
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,294
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/35	200	248
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/37	540	658
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/39	650	787
	United Water Conservation District COP	5.000%	10/1/27	700	903
	United Water Conservation District COP	5.000%	10/1/28	740	976
	United Water Conservation District COP	5.000%	10/1/29	785	1,056
	United Water Conservation District COP	5.000%	10/1/30	835	1,146
	United Water Conservation District COP	5.000%	10/1/31	855	1,163
	United Water Conservation District COP	5.000%	10/1/32	875	1,180
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,312
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,348
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,401
	United Water Conservation District COP	4.000%	10/1/36	935	1,126
	United Water Conservation District COP	4.000%	10/1/37	980	1,176
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,210
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,261
	United Water Conservation District COP	4.000%	10/1/40	625	745
	University of California College & University Revenue	5.000%	5/15/25	9,240	11,133
	University of California College & University Revenue	4.000%	5/15/27	3,820	4,652
	University of California College & University Revenue	5.000%	5/15/27	7,075	8,521
	University of California College & University Revenue	4.000%	5/15/28	9,030	11,221
	University of California College & University Revenue	4.000%	5/15/28	7,110	8,806
	University of California College & University Revenue	5.000%	5/15/28	9,265	11,144
	University of California College & University Revenue	5.000%	5/15/28	7,110	8,535
	University of California College & University Revenue	4.000%	5/15/30	7,535	9,245
	University of California College & University Revenue	4.000%	5/15/30	7,705	9,422
	University of California College & University Revenue	5.000%	5/15/30	3,515	3,899
	University of California College & University Revenue	5.000%	5/15/30	1,195	1,472

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	4.000%	5/15/31	5,270	6,400
University of California College & University Revenue	5.000%	5/15/31	2,315	2,752
University of California College & University Revenue	5.000%	5/15/31	15,095	19,143
University of California College & University Revenue	5.000%	5/15/31	9,010	10,732
University of California College & University Revenue	5.000%	5/15/32	3,250	4,196
University of California College & University Revenue	5.250%	5/15/32	5,000	5,777
University of California College & University Revenue	4.000%	5/15/33	17,715	20,936
University of California College & University Revenue	5.000%	5/15/33	15,470	17,128
University of California College & University Revenue	5.000%	5/15/33	5,910	7,596
University of California College & University Revenue	5.000%	5/15/33	12,095	15,183
University of California College & University Revenue	5.000%	5/15/33	5,415	5,995
University of California College & University Revenue	5.000%	5/15/33	5,025	6,157
University of California College & University Revenue	5.000%	5/15/33	6,995	8,308
University of California College & University Revenue	4.000%	5/15/34	10,620	12,522
University of California College & University Revenue	4.000%	5/15/34	10,000	10,999
University of California College & University Revenue	5.000%	5/15/34	15,905	17,593
University of California College & University Revenue	5.000%	5/15/34	12,800	16,032
University of California College & University Revenue	5.000%	5/15/34	3,955	4,834
University of California College & University Revenue	5.000%	5/15/34	6,395	8,033
University of California College & University Revenue	5.000%	5/15/34	1,525	1,955
University of California College & University Revenue	4.000%	5/15/35	5,790	6,814
University of California College & University Revenue	5.000%	5/15/35	11,290	14,115
University of California College & University Revenue	5.000%	5/15/35	2,060	2,513
University of California College & University Revenue	5.000%	5/15/35	5,160	6,469
University of California College & University Revenue	5.000%	5/15/35	4,210	5,386
University of California College & University Revenue	5.000%	5/15/35	625	814
University of California College & University Revenue	5.000%	5/15/35	10,000	13,356
University of California College & University Revenue	5.000%	5/15/36	5,425	6,599
University of California College & University Revenue	5.000%	5/15/36	4,295	5,478
University of California College & University Revenue	5.000%	5/15/36	15,040	18,753
University of California College & University Revenue	5.000%	5/15/36	4,500	4,973
University of California College & University Revenue	5.000%	5/15/36	1,250	1,621
University of California College & University Revenue	5.000%	5/15/36	3,050	4,052
University of California College & University Revenue	4.000%	5/15/37	14,400	17,780
University of California College & University Revenue	5.000%	5/15/37	5,240	6,644
University of California College & University Revenue	5.000%	5/15/37	9,530	11,888
University of California College & University Revenue	5.000%	5/15/37	11,710	14,608
University of California College & University Revenue	5.000%	5/15/37	14,620	18,597
University of California College & University Revenue	5.000%	5/15/38	5,065	6,407
University of California College & University Revenue	5.000%	5/15/38	19,090	24,226
University of California College & University Revenue	5.000%	5/15/38	4,355	5,607
University of California College & University Revenue	5.000%	5/15/38	10,065	13,270
University of California College & University Revenue	5.000%	5/15/39	2,345	3,013
University of California College & University Revenue	5.000%	5/15/39	10,000	13,152
University of California College & University Revenue	4.000%	5/15/40	24,275	29,738
University of California College & University Revenue	5.000%	5/15/40	135	173
University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,994
University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,980
University of California College & University Revenue PUT	1.400%	5/15/21	5,050	5,055
University of California College & University Revenue PUT	5.000%	5/15/23	52,095	58,127
University of California College & University Revenue VRDO	0.080%	12/1/20	43,800	43,800
University of California College & University Revenue VRDO	0.100%	12/1/20	22,200	22,200
University of California College & University Revenue, Prere.	5.000%	5/15/21	4,675	4,777
University of California College & University Revenue, Prere.	5.000%	5/15/21	5,005	5,114

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	725
	University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,235
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,946
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,559
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,873
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	6,102
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	10,215
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,635
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,902
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,020	6,057
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,671
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	15,565	15,565
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	9,135	9,135
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	13,555	13,555
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	8,000	8,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/1/20	12,400	12,400
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	16,659
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,575
[6,7]	University of California Revenue TOB VRDO	0.260%	12/3/20	30,870	30,870
[6,7]	University of California Revenue TOB VRDO	0.260%	12/3/20	33,690	33,690
	Upland CA COP	5.000%	1/1/22	925	965
	Upland CA COP	5.000%	1/1/23	900	974
	Upland CA COP	5.000%	1/1/25	1,060	1,222
	Upland CA COP	5.000%	1/1/26	500	594
	Upland CA COP	5.000%	1/1/27	1,960	2,385
	Upland CA COP	5.000%	1/1/28	2,030	2,507
	Upland CA COP	5.000%	1/1/29	815	993
	Upland CA COP	5.000%	1/1/30	1,450	1,753
	Upland CA COP	5.000%	1/1/31	1,465	1,762
	Upland CA COP	5.000%	1/1/33	1,710	2,033
	Upland CA COP	5.000%	1/1/34	1,500	1,775
	Upland CA COP	4.000%	1/1/35	2,025	2,233
	Upland CA COP	4.000%	1/1/36	1,000	1,100
	Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,181
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	400	518
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	543
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,033
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,288

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,286
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	767
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	423
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	323
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	721
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	857
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	688
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,559
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	646
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	969
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,540
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,618
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,694
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,387
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,382
	Vacaville Unified School District GO	4.000%	8/1/34	100	121
	Vacaville Unified School District GO	4.000%	8/1/35	200	242
	Vacaville Unified School District GO	4.000%	8/1/36	300	360
	Vacaville Unified School District GO	4.000%	8/1/37	300	358
	Vacaville Unified School District GO	4.000%	8/1/39	500	595
	Vacaville Unified School District GO	4.000%	8/1/40	500	593
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	296
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	317
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	343
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	357
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	571
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,072
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,270
[1]	Val Verde Unified School District GO	3.000%	8/1/21	250	254
[1]	Val Verde Unified School District GO	4.000%	8/1/21	570	584
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	262
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	532
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	493
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	146
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	142
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	245
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	152
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	121
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	359
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	168
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	298
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	178

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	237
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	296
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	324
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	353
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	264
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	293
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,884
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,310
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,092
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,365
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,184
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,883
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	2,007
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,109
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,245
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,231
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,228
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	888
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,946
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/21	340	347
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	502
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	7,130
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	265	275
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	362
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	450
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	684
	Vista Unified School District GO	5.000%	8/1/24	5,000	5,402
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,487
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,815
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,431
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/35	2,205	2,930
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/36	2,805	3,712
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,178
	Washington Township Health Care District GO	5.000%	8/1/23	170	190
	Washington Township Health Care District GO	4.000%	8/1/24	625	700
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,705
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,715
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,228
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	350	358
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	705	722
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	566
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	771

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	441
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	629
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	965
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	857
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	697
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	765
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	735
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	911
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	911
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,055
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	949
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,535
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	924
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	532
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,151
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	934
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	940
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,221
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,415
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	963
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,853
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	964
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	615	656
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,095
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,776
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	619
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,925
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,498
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,195	2,275

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,970	3,226
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	625	679
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,935	2,092
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	605
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,172
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	339
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	339
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	309
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	291
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	495
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	477
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,499
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	725
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	425
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	540
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,755
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	542
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	616
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,755
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	775
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	757
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,302
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	797
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	848
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,947
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,248
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,061
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,553
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,525
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,914
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,397
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,171
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,066
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	777
[2,14]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,677
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,118
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,415
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,753
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,087
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,212
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	100	76
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,695	1,883
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,999
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,387
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,270
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	1,000	1,107
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,660
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,185
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	1,004
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	824
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	717
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	761

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	721
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	759
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	753
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	753
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	1,006
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,178
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,138
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,881
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	259
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	642
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,000	1,276
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	240
	West Valley-Mission Community College District GO	4.000%	8/1/34	625	773
	West Valley-Mission Community College District GO	4.000%	8/1/35	700	862
	West Valley-Mission Community College District GO	4.000%	8/1/36	1,500	1,840
	West Valley-Mission Community College District GO	4.000%	8/1/38	1,800	2,195
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,300	1,766
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	3,000	4,064
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	4,039
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,164
[2]	Western Placer Unified School District COP	3.000%	8/1/21	325	330
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	641
	Western Placer Unified School District GO	5.000%	8/1/28	200	249
	Western Placer Unified School District GO	5.000%	8/1/29	200	251
	Western Placer Unified School District GO	5.000%	8/1/30	380	475
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,074
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	916
	Western Placer Unified School District GO	5.000%	8/1/31	565	703
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,109
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,175
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	647
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,211
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	745
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,259
[2]	Westlands Water District Water Revenue	5.000%	9/1/21	765	793
[2]	Westlands Water District Water Revenue	5.000%	9/1/22	765	830
[2]	Westlands Water District Water Revenue	5.000%	9/1/24	1,000	1,084
[2]	Westlands Water District Water Revenue	5.000%	9/1/25	1,250	1,354
	William S Hart Union High School District GO	5.000%	9/1/25	1,835	1,989
	William S Hart Union High School District GO	5.000%	9/1/26	1,085	1,176
	William S Hart Union High School District GO	0.000%	8/1/33	570	461
	Wiseburn School District GO	4.125%	8/1/33	2,045	2,144
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,148
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,280
					17,793,498
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	400	409
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	663

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,310
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,645
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,929
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,677
Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,506
Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,125	1,161
Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	1,500	1,597
Guam Miscellaneous Taxes Revenue	5.000%	1/1/42	270	278
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,530	2,610
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,711
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	2,045
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,637
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,038
				33,216
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,368	3,147
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,285
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	42,700	45,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,782	6,166
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	384

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	705	762
				74,309
Total Tax-Exempt Municipal Bonds (Cost $16,781,356)				17,901,023
Total Investments (99.7%) (Cost $16,781,356)				17,901,023
Other Assets and Liabilities—Net (0.3%)				54,223
Net Assets (100%)				17,955,246
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,835,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $315,422,000, representing 1.8% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Step bond.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	2,741	345,452	433
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(378)	(81,660)	(18)
				415

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $16,781,356)	17,901,023
Investment in Vanguard	749
Cash	65
Receivables for Investment Securities Sold	365
Receivables for Accrued Income	161,462
Receivables for Capital Shares Issued	19,920
Variation Margin Receivable—Futures Contracts	93
Other Assets	174
Total Assets	18,083,851
Liabilities
Payables for Investment Securities Purchased	105,880
Payables for Capital Shares Redeemed	14,402
Payables for Distributions	7,464
Payables to Vanguard	859
Total Liabilities	128,605
Net Assets	17,955,246
At November 30, 2020, net assets consisted of:

Paid-in Capital	16,809,107
Total Distributable Earnings (Loss)	1,146,139
Net Assets	17,955,246

Investor Shares—Net Assets
Applicable to 144,629,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,786,445
Net Asset Value Per Share—Investor Shares	$12.35

Admiral Shares—Net Assets
Applicable to 1,309,014,159 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,168,801
Net Asset Value Per Share—Admiral Shares	$12.35

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	406,532
Total Income	406,532
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,718
Management and Administrative—Investor Shares	2,554
Management and Administrative—Admiral Shares	10,976
Marketing and Distribution—Investor Shares	240
Marketing and Distribution—Admiral Shares	902
Custodian Fees	77
Auditing Fees	32
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	42
Trustees’ Fees and Expenses	10
Total Expenses	16,567
Net Investment Income	389,965
Realized Net Gain (Loss)
Investment Securities Sold	50,448
Futures Contracts	(4,108)
Realized Net Gain (Loss)	46,340
Change in Unrealized Appreciation (Depreciation)
Investment Securities	293,191
Futures Contracts	388
Change in Unrealized Appreciation (Depreciation)	293,579
Net Increase (Decrease) in Net Assets Resulting from Operations	729,884

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	389,965	386,845
Realized Net Gain (Loss)	46,340	6,456
Change in Unrealized Appreciation (Depreciation)	293,579	682,196
Net Increase (Decrease) in Net Assets Resulting from Operations	729,884	1,075,497
Distributions[1]
Investor Shares	(39,517)	(41,305)
Admiral Shares	(348,735)	(345,483)
Total Distributions	(388,252)	(386,788)
Capital Share Transactions
Investor Shares	(35,894)	201,969
Admiral Shares	1,237,803	2,113,466
Net Increase (Decrease) from Capital Share Transactions	1,201,909	2,315,435
Total Increase (Decrease)	1,543,541	3,004,144
Net Assets
Beginning of Period	16,411,705	13,407,561
End of Period	17,955,246	16,411,705
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.08	$11.51	$11.70	$11.42	$11.79
Investment Operations
Net Investment Income	.274[1]	.298[1]	.305[1]	.303[1]	.307
Net Realized and Unrealized Gain (Loss) on Investments	.268	.570	(.189)	.278	(.370)
Total from Investment Operations	.542	.868	.116	.581	(.063)
Distributions
Dividends from Net Investment Income	(.272)	(.298)	(.306)	(.301)	(.307)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.272)	(.298)	(.306)	(.301)	(.307)
Net Asset Value, End of Period	$12.35	$12.08	$11.51	$11.70	$11.42
Total Return[2]	4.54%	7.61%	1.00%	5.12%	-0.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,786	$1,791	$1,514	$1,673	$1,631
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.50%	2.63%	2.58%	2.56%
Portfolio Turnover Rate	20%	9%	16%	11%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.08	$11.51	$11.70	$11.42	$11.79
Investment Operations
Net Investment Income	.283[1]	.307[1]	.314[1]	.314[1]	.319
Net Realized and Unrealized Gain (Loss) on Investments	.269	.571	(.189)	.279	(.370)
Total from Investment Operations	.552	.878	.125	.593	(.051)
Distributions
Dividends from Net Investment Income	(.282)	(.308)	(.315)	(.313)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.282)	(.308)	(.315)	(.313)	(.319)
Net Asset Value, End of Period	$12.35	$12.08	$11.51	$11.70	$11.42
Total Return[2]	4.62%	7.69%	1.08%	5.22%	-0.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,169	$14,620	$11,894	$11,240	$9,813
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.58%	2.71%	2.68%	2.66%
Portfolio Turnover Rate	20%	9%	16%	11%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Intermediate-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $749,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,901,023	—	17,901,023
Derivative Financial Instruments
Assets
Futures Contracts[1]	93	—	—	93
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

California Intermediate-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,398
Total Distributable Earnings (Loss)	(1,398)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of deflation and amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	55
Undistributed Tax-Exempt Income	7,480
Undistributed Long-Term Gains	32,265
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,113,803
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	388,252	386,788
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	388,252	386,788
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,787,220
Gross Unrealized Appreciation	1,118,695
Gross Unrealized Depreciation	(4,892)
Net Unrealized Appreciation (Depreciation)	1,113,803

California Intermediate-Term Tax-Exempt Fund
E.	During the year ended November 30, 2020, the fund purchased $4,819,121,000 of investment securities and sold $3,271,864,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $931,705,000 and $1,157,950,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	553,101	45,389	598,271	50,247
Issued in Lieu of Cash Distributions	35,479	2,910	36,439	3,055
Redeemed	(624,474)	(52,017)	(432,741)	(36,423)
Net Increase (Decrease)—Investor Shares	(35,894)	(3,718)	201,969	16,879
Admiral Shares
Issued	3,960,865	326,021	3,671,868	309,916
Issued in Lieu of Cash Distributions	260,482	21,363	259,771	21,777
Redeemed	(2,983,544)	(249,166)	(1,818,173)	(153,929)
Net Increase (Decrease)—Admiral Shares	1,237,803	98,218	2,113,466	177,764
At November 30, 2020, one shareholder was a record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Long-Term Tax-Exempt Fund Investor Shares	5.36%	4.39%	5.17%	$16,554
Bloomberg Barclays CA Municipal Bond Index	5.01	3.91	4.79	15,961
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Long-Term Tax-Exempt Fund Admiral Shares	5.44%	4.48%	5.26%	$83,467
Bloomberg Barclays CA Municipal Bond Index	5.01	3.91	4.79	79,807
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	76,601
See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	6.7%
1 - 3 Years	2.1
3 - 5 Years	3.6
5 - 10 Years	9.6
10 - 20 Years	39.8
20 - 30 Years	34.7
Over 30 Years	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.2%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,036
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	17,287
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/37	7,565	8,068
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,226
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,734
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	24,082
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,240
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,160	1,354
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,556
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,853
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,438
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,482
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,770
[4]	Allan Hancock CA Joint Community College District GO, 5.400% coupon rate effective 8/1/30	0.000%	8/1/42	5,015	4,656
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,150
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	2,046
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,658
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,773
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	3,048
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,812
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,344
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water Systems Project), Prere.	5.000%	10/1/21	2,250	2,341
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,275	1,325
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	950	987

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,416
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/21	545	560
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	3,091
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,863
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,320
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,802
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,392
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,247
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	6,061
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,543
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,629
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,680
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,134
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,291
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	19,000	22,705
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	1,300	1,304
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,891
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,537
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	139
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	4,000	4,779
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,634
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	7,173
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,898
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/28	2,130	2,445
[5,6]	Burbank CA Unified School District GO TOB VRDO	0.130%	12/3/20	5,520	5,520
	Burlingame School District GO	3.000%	8/1/42	3,675	4,057
	Burlingame School District GO	4.000%	8/1/46	4,385	5,221
	Burlingame School District GO	2.375%	8/1/50	3,675	3,694
[3]	Cabrillo Community College District GO	0.000%	5/1/26	6,070	5,194
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	7,925	8,031
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,021
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,647
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	655
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,138
[7]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,295
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	887
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,200	1,420
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,500	2,841
[7]	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,624
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,295	2,879

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	30
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	194
California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	50
California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,845
California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	301
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	1,008
California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,351
California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,673
California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,211
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	7,299
California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	5,890	6,903
California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	10,576
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	6,039
California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,561
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	6,429
California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,898
California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,686
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,175	16,499
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	3,835	6,370
California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	4,000	4,855
California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	610	639
California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	640	671
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,207
California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,117
California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/50	685	764
California GO	5.000%	4/1/22	19,000	20,211
California GO	4.000%	4/1/26	3,835	4,576
California GO	5.000%	8/1/26	7,435	9,028
California GO	5.000%	3/1/27	9,000	10,761
California GO	3.500%	8/1/27	5,000	5,985
California GO	5.250%	10/1/27	5,000	5,206
California GO	5.000%	3/1/28	5,000	5,966
California GO	5.000%	4/1/28	3,185	4,195
California GO	5.000%	8/1/28	6,510	8,096

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/28	4,375	5,294
	California GO	4.000%	9/1/28	6,000	7,166
	California GO	5.000%	9/1/28	5,930	7,396
	California GO	5.000%	10/1/29	11,450	12,668
	California GO	5.000%	10/1/29	4,045	4,956
	California GO	5.000%	8/1/30	3,250	4,019
	California GO	5.000%	4/1/31	7,340	10,294
	California GO	5.000%	8/1/31	9,460	11,389
	California GO	5.000%	8/1/31	14,040	17,868
	California GO	5.000%	9/1/31	8,390	10,367
	California GO	5.000%	10/1/31	4,500	5,262
	California GO	5.000%	10/1/31	7,485	10,075
	California GO	5.000%	11/1/31	5,050	6,471
	California GO	5.000%	4/1/32	4,000	5,293
	California GO	5.000%	4/1/32	2,500	3,535
	California GO	4.000%	8/1/32	10,025	11,790
	California GO	5.000%	8/1/32	2,000	2,533
[1]	California GO	5.250%	8/1/32	16,500	23,642
	California GO	4.000%	9/1/32	7,580	8,931
	California GO	5.000%	9/1/32	1,045	1,081
	California GO	5.000%	9/1/32	2,810	3,460
	California GO	5.000%	10/1/32	8,790	10,245
	California GO	5.000%	10/1/32	7,510	10,045
	California GO	5.000%	2/1/33	2,615	2,868
	California GO	5.000%	3/1/33	1,000	1,349
	California GO	5.000%	4/1/33	10,500	13,820
	California GO	5.000%	4/1/33	1,200	1,372
	California GO	5.000%	8/1/33	5,000	6,127
	California GO	5.000%	8/1/33	2,635	3,048
	California GO	3.000%	10/1/33	1,000	1,142
	California GO	5.000%	10/1/33	4,000	4,654
	California GO	5.000%	8/1/34	1,350	1,616
	California GO	5.000%	9/1/34	3,055	3,748
	California GO	5.000%	9/1/34	1,100	1,350
	California GO	3.000%	10/1/34	4,540	5,172
	California GO	3.000%	11/1/34	1,000	1,155
	California GO	4.000%	11/1/34	4,620	5,818
	California GO	5.250%	4/1/35	5,000	5,319
	California GO	4.000%	8/1/35	10,000	11,667
	California GO	5.000%	8/1/35	1,780	2,128
	California GO	4.000%	9/1/35	9,575	11,192
	California GO	5.000%	9/1/35	3,265	3,995
	California GO	5.000%	10/1/35	7,500	9,054
	California GO	3.000%	11/1/35	670	768
	California GO	5.000%	11/1/35	3,750	4,744
	California GO	4.000%	3/1/36	12,965	16,012
	California GO	5.000%	4/1/36	6,250	7,125
	California GO	5.000%	9/1/36	8,500	9,171
	California GO	5.000%	11/1/36	10,000	12,969
	California GO	5.000%	4/1/37	5,000	5,512
	California GO	5.000%	4/1/37	9,250	10,529
	California GO	4.000%	9/1/37	3,005	3,493
	California GO	5.000%	11/1/37	15,340	19,844
	California GO	4.000%	11/1/38	1,100	1,364
	California GO	4.000%	10/1/39	5,435	6,618

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/39	5,620	6,504
	California GO	5.000%	11/1/39	9,750	12,560
	California GO	3.800%	12/1/39	3,670	3,670
	California GO	3.850%	12/1/40	3,830	3,830
	California GO	5.000%	10/1/41	5,000	5,183
	California GO	5.000%	4/1/42	2,000	2,118
	California GO	5.000%	9/1/42	8,515	9,173
	California GO	3.900%	12/1/42	6,710	6,710
	California GO	5.000%	2/1/43	6,265	6,850
	California GO	5.000%	4/1/43	6,500	7,152
	California GO	2.250%	11/1/43	3,275	3,315
	California GO	5.000%	11/1/43	12,425	13,970
	California GO	5.000%	12/1/43	5,335	6,017
	California GO	5.000%	5/1/44	4,000	4,535
	California GO	5.000%	8/1/45	11,735	13,826
	California GO	4.000%	11/1/45	12,150	13,768
	California GO	5.000%	8/1/46	10,020	11,991
	California GO	5.000%	10/1/48	12,115	15,302
	California GO	5.000%	10/1/49	5,000	6,398
	California GO	3.000%	3/1/50	5,000	5,346
	California GO	4.000%	3/1/50	5,000	5,989
	California GO	3.000%	11/1/50	18,165	19,482
	California GO	4.000%	11/1/50	500	565
[5,6]	California GO TOB VRDO	0.260%	12/3/20	13,890	13,890
[6]	California GO VRDO	0.060%	12/1/20	12,155	12,155
[6]	California GO VRDO	0.080%	12/1/20	11,200	11,200
[6]	California GO VRDO	0.090%	12/1/20	7,955	7,955
[6]	California GO VRDO	0.100%	12/1/20	9,900	9,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,996
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,153
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,769
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,171
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,521
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,600	2,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,741
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	6,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	777
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,597

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/33	3,920	4,046
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,699
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,281
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	777
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	765
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,000	6,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,405
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,188
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,146
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,946
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,600	1,882
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,045	5,741
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,773
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,171
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	8,000	8,346
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	500	528
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	4,025	4,176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,318
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,500	8,774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	5,000	5,369

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,640	8,636
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,070	1,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,904
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	5,600	5,674
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,751
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	14,105	15,987
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,558
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,065	1,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	60	71
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,350	6,211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	3,045	3,407
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	7,710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,010	31,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,130	13,441
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	19,350	21,968
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	10,000	11,826
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	10,360	11,860
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,685
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,348
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	1,300	1,553
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	28,242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,840
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	20,606
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	2,500	2,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	9,000	9,112

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/25	6,515	7,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	10,385	12,652
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	22,000	27,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	505	621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	51
[5,6]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.130%	12/3/20	16,900	16,900
[5,6]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.260%	12/3/20	15,575	15,575
[5,6]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.210%	12/3/20	10,000	10,000
[5,6]	California Health Facilities Financing Authority Revenue TOB VRDO	0.210%	12/3/20	3,200	3,200
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,848	12,092
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,829	3,242
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,733	1,879
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,531
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	870	1,009
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	945	1,087
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	6,127
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,176
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	7,300	9,146
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/33	3,075	3,834
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,039
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,700	1,968
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,473
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,555
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,281
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,237
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,732
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,000	1,067
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	17,274
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	6,112
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	369
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	273

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	725
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,303
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	904
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,220
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	300
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,456
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,148
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,493
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,675
[7]	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,834
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,726
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,120	2,556
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,613
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,191
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	463
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	329
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,941
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,513
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	920
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,083
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	690	758
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,093
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,585
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,110	7,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,030	6,939
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,877
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,954
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	10,719
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,350

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,410	3,808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,477
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,146
	California Municipal Finance Authority Industrial Revenue VRDO	0.080%	12/1/20	9,500	9,500
	California Municipal Finance Authority Industrial Revenue VRDO	0.100%	12/1/20	9,000	9,000
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,025	6,026
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,139	8,810
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,525	1,759
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,485
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,713
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,085
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,215
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/34	4,560	5,140
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,640
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,455	6,555
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	6,500	6,500
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,300	1,487
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,221
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,267
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,427
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,916
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School CA Project)	5.000%	8/1/48	3,025	3,510
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	581
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	900	1,095
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	515	623
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,202
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	9,277
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,258
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,145
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,754
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,428
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,800
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,450

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,000	6,503
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	7,126
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,610
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,660
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	4,000	4,505
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	804
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,411
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,223
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,458
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	4,000	5,149
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	4,238
California State University College & University Revenue	5.000%	11/1/30	6,690	8,277
California State University College & University Revenue	5.000%	11/1/30	2,500	3,043
California State University College & University Revenue	5.000%	11/1/31	7,000	8,216
California State University College & University Revenue	5.000%	11/1/31	5,150	6,359
California State University College & University Revenue	5.000%	11/1/32	7,000	8,196
California State University College & University Revenue	5.000%	11/1/32	6,610	8,146
California State University College & University Revenue	5.000%	11/1/33	3,590	4,202
California State University College & University Revenue	4.000%	11/1/37	2,300	2,623
California State University College & University Revenue	5.000%	11/1/37	5,025	6,643
California State University College & University Revenue	4.000%	11/1/38	1,415	1,611
California State University College & University Revenue	5.000%	11/1/38	4,045	4,843
California State University College & University Revenue	5.000%	11/1/38	4,015	5,293
California State University College & University Revenue	5.000%	11/1/38	660	820
California State University College & University Revenue	5.000%	11/1/41	10,450	12,686
California State University College & University Revenue	5.000%	11/1/43	5,050	5,998
California State University College & University Revenue	5.000%	11/1/44	2,000	2,317
California State University College & University Revenue	4.000%	11/1/45	1,630	1,832
California State University College & University Revenue	5.000%	11/1/45	3,695	4,451
California State University College & University Revenue	5.000%	11/1/47	6,105	7,474
California State University College & University Revenue	5.000%	11/1/47	8,620	10,193
California State University College & University Revenue	5.000%	11/1/48	5,010	6,341
California State University College & University Revenue	5.000%	11/1/50	6,000	7,576
California State University College & University Revenue	5.000%	11/1/51	6,070	7,794
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,645
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,355	1,414
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	10,245
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	2,000	2,424
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	10,000	10,892
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,485
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,690

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	175	213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,674
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	680	825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	925	1,119
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	780	941
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,739
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	520	626
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,129
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	500	600
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,605
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,800	6,519
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	5,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	7,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,000	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,000	1,103
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,525	1,771
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,040
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,082
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,200	6,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	715	800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,631
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	10,570	11,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,155	1,263
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,470
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,099
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,480
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,035
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,814

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,398
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,231
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	1,680	2,260
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	2,500	2,589
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,631
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,895
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,627
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	10,000	11,789
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,277
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,970
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,818
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	4,891
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	940	1,110
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	5,975	7,054
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,000	1,181
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,384
	Campbell Union High School District GO	5.000%	8/1/35	1,000	1,238
	Carlsbad Unified School District GO	4.000%	5/1/32	575	689
	Carlsbad Unified School District GO	4.000%	5/1/33	685	814
	Carlsbad Unified School District GO	4.000%	5/1/34	695	821
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,991
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,558
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,363
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,450
	Central School District GO	5.000%	8/1/47	3,350	4,031
	Central School District GO	4.000%	8/1/48	3,945	4,593
	Central Unified School District GO	4.000%	8/1/48	8,400	9,525
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,966
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,367
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,187
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,344
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,563
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	3,500	3,923
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,327
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,100	1,271
[1]	Charter Oak Unified School District GO	5.000%	8/1/31	1,380	1,649
[1]	Charter Oak Unified School District GO	5.000%	8/1/33	1,755	2,090
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,128

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chico Unified School District GO	3.000%	8/1/44	8,000	8,538
	Chula Vista Elementary School District Miscellaneous Revenue BAN	0.000%	8/1/23	2,000	1,983
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,471
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,394
[4]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	2,475	2,565
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,222
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,235	2,724
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,872
	Coast Community College District GO	4.000%	8/1/32	540	672
	Coast Community College District GO	4.000%	8/1/33	1,195	1,472
	Coast Community College District GO	4.000%	8/1/34	250	306
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,557
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	374
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	597
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,572
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,387
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,970	2,145
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,489
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,410
[5,6]	Culver City CA Unified School District GO TOB VRDO	0.070%	12/1/20	2,150	2,150
	Desert Community College District GO	4.000%	8/1/32	200	259
	Desert Community College District GO	2.000%	8/1/39	1,125	1,106
	Desert Community College District GO	2.125%	8/1/42	1,280	1,258
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,248
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,232
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,656
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,645
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,528
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	400	556
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	600	829
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,162
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,386
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,399
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,482
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,247
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,385
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,906
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	8,229
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,794
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,947
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,720
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,848
	Encinitas CA Special Tax Revenue	5.000%	9/1/27	1,000	1,072
	Evergreen School District GO	4.000%	8/1/39	330	392
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	5,078

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	1,640	1,833
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,975	5,385
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	613
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	968
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,893
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	827
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,104
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,825
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,320
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,236
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.500%	1/15/43	2,200	2,520
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	14,500	16,293
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,500	3,791
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	435	478
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,452
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,865
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	1,968	2,282
[5,6]	Fresno CA Unified School District GO TOB VRDO	0.260%	12/3/20	6,170	6,170
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,000	1,199
[1]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,759
	Fresno Unified School District GO	4.000%	8/1/31	450	528
	Fresno Unified School District GO	4.000%	8/1/32	550	642
	Fresno Unified School District GO	4.000%	8/1/33	750	872
	Fresno Unified School District GO	4.000%	8/1/34	800	929
	Fresno Unified School District GO	4.000%	8/1/35	850	985
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,156
	Fresno Unified School District GO	4.000%	8/1/37	850	980
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,839
	Gavilan Joint Community College District GO	3.000%	8/1/50	14,645	15,414
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,348
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,156
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,269
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,567
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	9,086
	Gilroy Unified School District GO	4.000%	8/1/48	280	322
[5,6]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.210%	12/3/20	14,865	14,865
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,913
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	10,045	9,113
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,250	6,599
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	8,123
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,370	2,947
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,688

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,205	6,103
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	14,015	16,309
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	11,173
	Grossmont Healthcare District GO, Prere.	6.125%	7/15/21	2,500	2,593
	Grossmont Union High School District GO	0.000%	8/1/30	6,550	5,760
	Grossmont-Cuyamaca Community College District GO	5.250%	8/1/43	2,350	2,634
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,789
	Hartnell CA Community College District GO	4.000%	8/1/33	200	245
	Hartnell CA Community College District GO	4.000%	8/1/34	225	273
	Hartnell CA Community College District GO	4.000%	8/1/35	300	362
	Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,798
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,715
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,282
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,526
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,307
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,722
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,812
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,228
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,703
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,401
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,790
[2]	Imperial Unified School District GO	5.250%	8/1/43	5,000	6,112
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,221
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,060	1,286
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	601
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	298
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	621
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	519
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	580
[6]	Irvine CA Special Assessment Revenue VRDO	0.070%	12/1/20	9,140	9,140
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	1,250	1,462
[6]	Irvine CA VRDO	0.080%	12/1/20	2,700	2,700
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	318
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	402
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	474
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,173
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,287
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,167
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,158
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,698
[2]	Jefferson Union High School District COP	4.000%	8/1/50	3,750	4,339
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,447
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	725
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,441
	Kern Community College District GO	3.000%	8/1/46	10,000	10,620
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	2,000	2,228

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,206
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,643
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,223
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,513
[9]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,902
	Liberty Union High School District GO	4.000%	8/1/33	250	303
	Liberty Union High School District GO	4.000%	8/1/34	250	302
	Liberty Union High School District GO	2.375%	8/1/47	2,775	2,798
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,220	4,012
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,475
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	387
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	466
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,421
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,107
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,105
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	803
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,285	1,391
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,098
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,591
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,200
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,470	5,199
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.579%	11/15/26	1,800	1,833
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,830
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,731
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,454
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,783
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,155	2,491
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,005	5,952
[5,6]	Long Beach CA Unified School District GO TOB VRDO	0.130%	12/7/20	6,000	6,000
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,212
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,344
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,145
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,717
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,129
	Long Beach Unified School District GO	3.000%	8/1/50	900	965
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,226
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,284
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,125
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,706
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,316
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,949
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	2,047
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,160
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,819
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	5,000	5,505
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	3,500	3,981
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,000	5,870
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,500	6,457

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.260%	12/3/20	7,235	7,235
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	603
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	913
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	573
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,292
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,651
	Los Angeles CA Unified School District GO	5.000%	7/1/30	4,110	5,511
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,309
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,632
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,030	6,712
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,320
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,638
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,141
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	6,121
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,304
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,638
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,985
	Los Angeles CA Unified School District GO	4.000%	7/1/44	3,100	3,711
	Los Angeles CA Unified School District GO	3.000%	7/1/45	3,700	4,014
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,275
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	4,095
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,955
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,144
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,082
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,627
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,147
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,561
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,337
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,140
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,501
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,252
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,883
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,149
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,416
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,500	3,155
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,181
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,874
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	4,059
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,864
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	2,000	2,692
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,823
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,486

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,479
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,614
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,723
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	17,629
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,328
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	7,000	8,443
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,359
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	7,000	9,151
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,418
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	13,000	13,780
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,954
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,360
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,831
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	3,000	3,972
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,000	5,281
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	16,000	16,917
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,231
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,735
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	6,079
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,747
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,683
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	695	907
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	3,019
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,750	7,484
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,000	6,022
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,154
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,000	6,203
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,200	10,943

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	5,000	6,542
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,918
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	6,189
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,030	9,307
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,991
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,644
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,500	2,886
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	4,030
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,160
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,365
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,507
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,208
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	5,301
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,452
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,874
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,624
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	17,026
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	7,500	7,500
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.100%	12/1/20	4,800	4,800
Los Angeles Department of Water Revenue	5.000%	7/1/30	5,000	6,615
Los Angeles Department of Water Revenue	5.000%	7/1/31	1,380	1,692
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,075	6,630
Los Angeles Department of Water Revenue	5.000%	7/1/34	9,020	11,756
Los Angeles Department of Water Revenue	5.000%	7/1/36	10,000	10,743
Los Angeles Department of Water Revenue	5.000%	7/1/36	3,790	4,585
Los Angeles Department of Water Revenue	5.000%	7/1/36	4,765	5,909
Los Angeles Department of Water Revenue	5.000%	7/1/37	1,545	1,659
Los Angeles Department of Water Revenue	5.000%	7/1/37	4,675	5,784
Los Angeles Department of Water Revenue	5.000%	7/1/37	1,640	2,090
Los Angeles Department of Water Revenue	5.000%	7/1/38	2,500	3,087
Los Angeles Department of Water Revenue	5.000%	7/1/38	1,000	1,271
Los Angeles Department of Water Revenue	5.000%	7/1/42	4,580	5,480
Los Angeles Department of Water Revenue	5.000%	7/1/43	6,640	8,467
Los Angeles Department of Water Revenue	5.000%	7/1/46	1,375	1,636
Los Angeles Department of Water Revenue	5.000%	7/1/46	2,500	2,975
Los Angeles Department of Water Revenue VRDO	0.080%	12/1/20	13,400	13,400
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,240	3,731

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,757
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	3,080
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	1,565	1,788
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,525	1,739
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,984
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/33	1,765	2,010
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,910
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,408
	Los Rios Community College District GO	3.000%	8/1/44	3,850	4,111
	Lowell Joint School District GO	3.000%	8/1/41	1,485	1,624
[9]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,443
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,907
	Madera Unified School District GO	4.000%	8/1/47	420	490
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	604
	Marin Community College District GO	4.000%	8/1/35	700	812
	Marin Community College District GO	4.000%	8/1/38	1,500	1,720
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,266
	Marin Healthcare District GO	4.000%	8/1/40	3,080	3,430
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,049
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,861
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,398
	Mesa Water District COP	4.000%	3/15/40	325	397
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,367
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,810
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,352
	Metropolitan Water District of Southern California Water Revenue VRDO	0.090%	12/1/20	2,015	2,015
	Metropolitan Water District of Southern California Water Revenue VRDO	0.090%	12/1/20	1,500	1,500
	Metropolitan Water District of Southern California Water Revenue VRDO	0.100%	12/1/20	6,500	6,500
	Metropolitan Water District of Southern California Water Revenue VRDO	0.100%	12/1/20	1,900	1,900
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,254
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,526
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,880
	Miracosta Community College District GO	2.000%	8/1/39	1,500	1,521
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	2,310	2,491
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,000	7,031
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,049
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,858
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,781
	Moulton-Niguel Water District COP	3.000%	9/1/49	780	845
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,523
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,314

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	2,000	2,327
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,685
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,766
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,750	1,769
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	11,170
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	5,106
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,941
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,711
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,936
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33	2,500	2,813
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34	2,000	2,245
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,884
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,321
	New Haven Unified School District GO	4.000%	8/1/36	500	600
	New Haven Unified School District GO	4.000%	8/1/37	70	84
	New Haven Unified School District GO	4.000%	8/1/39	420	499
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,742
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,824
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,727
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,113
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	757
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,473
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	716
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,518
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	2,225	2,654
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,108
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,105
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,102
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,582
[3]	Northern California Power Agency Electric Power & Light Revenue, Prere.	7.500%	7/1/21	855	890
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,610	4,338
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,900	2,279
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/25	1,680	1,145
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,316
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,881
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.180%	12/3/20	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	1,987
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,070
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	946
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	4,029
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,966
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,163
	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	2,850	3,333
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	900	1,044
	Oakland Unified School District/Alameda County GO, Prere.	6.625%	8/1/21	1,000	1,042
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,306
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	737
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	600

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Water District Water Revenue	4.000%	8/15/34	650	807
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,260
	Palmdale Elementary School District GO	3.000%	8/1/49	3,000	3,184
	Palo Alto CA	4.250%	9/2/22	200	214
	Palo Alto CA	5.000%	9/2/26	1,000	1,080
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,034
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,268
	Palomar Health GO	4.000%	8/1/32	4,140	4,663
[11]	Palomar Health GO	0.000%	8/1/33	4,100	3,188
	Palomar Health GO	4.000%	8/1/33	4,085	4,586
	Palomar Health GO	5.000%	8/1/34	1,100	1,297
	Palomar Health GO	4.000%	8/1/35	4,270	4,772
	Palomar Health GO	0.000%	8/1/36	5,025	3,382
	Palomar Health GO	4.000%	8/1/36	5,085	5,663
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,711
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,426
[1]	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,717
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	3,000	2,707
[2,7]	Paramount Unified School District GO	3.000%	8/1/45	2,815	3,022
[2,7]	Paramount Unified School District GO	3.000%	8/1/50	6,430	6,853
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,273
	Peralta Community College District GO	3.000%	2/1/50	3,155	3,351
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	2,920	2,910
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,086
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	971
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,476
[1]	Pomona Unified School District GO	2.125%	8/1/41	1,000	985
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,366
	Poway Unified School District GO	0.000%	8/1/33	990	790
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,999
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,330
	Poway Unified School District GO	0.000%	8/1/46	10,000	4,879
	Poway Unified School District GO	0.000%	8/1/51	10,000	4,200
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	878
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,151
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,335	2,909
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,440	4,277
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,755	2,178
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,730	2,092
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,155	1,276
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,305	2,535
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,616
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,080

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,219
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	729
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,251
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,573
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	680
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,308
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,293
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,711
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,726
	Riverside Community College District GO	3.000%	8/1/34	580	650
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,222
	Riverside Community College District GO	3.000%	8/1/40	3,750	4,134
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,436
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	5,000	6,021
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	5,000	5,993
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	8,000	9,530
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	1,011
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,500	1,659
[2,4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/41	2,000	2,254
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,692
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,576
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,822
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	2,000	2,170
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,367
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/24	1,440	1,552
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/28	1,795	1,924
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/29	1,880	2,011
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/32	1,375	1,464
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,711
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,613
	Riverside Unified School District GO	3.000%	8/1/36	800	869
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,951
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,632
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	831
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,617
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,607
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,416
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	485
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,073

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.500%	6/1/45	3,000	3,054
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,722
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,133
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	587
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,391
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,196
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,299
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,614
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,408
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	5,000	5,663
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,514
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	630
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,057
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,579
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,474
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,112
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,469
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,628
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	7,810	9,122
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	3,500	4,068
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,205
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,672
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,250
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,289
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,563
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,772
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	2,500	2,959
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/36	1,370	1,371
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	3,125	3,127
[6]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.070%	12/3/20	1,200	1,200
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,726
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,293
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,750
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	3,005
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,389

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,608
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,200
	San Bernardino Community College District GO	3.000%	8/1/41	6,000	6,464
	San Bernardino Community College District GO	0.000%	8/1/44	5,000	2,676
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	6,216
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,341
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,855
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,499
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,483
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,260
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,092
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,139
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	1,000	1,185
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,000	1,225
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,306
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,985
[5,6]	San Diego CA Community College District GO TOB VRDO	0.210%	12/3/20	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,413
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,333
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,303
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	940
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,309
	San Diego CA Unified School District GO	4.000%	7/1/33	1,565	1,986
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,470
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,369
	San Diego CA Unified School District GO	5.000%	7/1/35	5,005	5,572
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,533
	San Diego CA Unified School District GO	5.000%	7/1/40	1,240	1,463
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,848
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,949
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	520
	San Diego CA Unified School District GO	4.000%	7/1/49	10,250	12,198
	San Diego Community College District GO	4.000%	8/1/32	3,935	4,626
	San Diego Community College District GO	4.000%	8/1/32	3,200	3,762
	San Diego Community College District GO	0.000%	8/1/36	8,000	6,075
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,522
	San Diego Community College District GO, Prere.	5.000%	8/1/21	2,500	2,581
	San Diego County CA COP	5.000%	10/15/28	1,445	1,703
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,570	1,886
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,250	1,548
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,645	2,087
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,642
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,642
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,821
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,821
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,500	1,993

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,075	1,387
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,746
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,312
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,500	1,918
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,996
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,822
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,785
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	3,010
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,914
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,468
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,881
San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.080%	12/3/20	35,400	35,400
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,596
San Diego County Water Authority Water Revenue	5.000%	5/1/36	8,520	10,318
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	3,000	3,284
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,204
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,464
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	2,500	3,103
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,597
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,481
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,786
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,759
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,741
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,336
San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,746
San Francisco CA City & County COP	4.000%	4/1/41	2,705	3,096
San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,887
San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,346
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,393
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,758
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,469
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,929
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,223
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,750
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,305	1,554
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,630
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	6,154
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,734
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	9,213
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	3,093

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,100	1,149
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,205	1,258
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,342
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	1,013
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,987
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,273
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	12
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,250
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,206
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	4,066
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	5,500	6,014
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	8,183
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,575	37,213
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	295
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,740
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	9,790	12,212
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,130	15,112
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,485	1,515
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,665
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,217
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	2,740	3,309
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,227
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,881
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,388
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,556
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,916
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,643
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,214
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,466

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,108
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	1,006
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,505
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,917
	San Francisco City & County Redevelopment Financing Authority Tax Allocation Revenue, Prere.	6.750%	2/1/21	1,000	1,011
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,807
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	3,004
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,397
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,446
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,924
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,472
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,389
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,635
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,664
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,375	5,899
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,034
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	11,710	13,000
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,525
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,866
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,050
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,462
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	5,084
	San Jose Unified School District GO	5.000%	8/1/32	10,000	12,091
	San Jose Unified School District GO	4.000%	8/1/39	200	220
	San Juan Unified School District GO	2.375%	8/1/41	15	15
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	537
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	1,008
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	532
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	760
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,672
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	935
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,390
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,134
	San Marcos Unified School District GO	4.000%	8/1/33	3,500	4,181
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,272
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,502
	San Marcos Unified School District GO, Prere.	5.000%	8/1/21	2,835	2,927
[6]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.100%	12/1/20	7,200	7,200
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,799
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,431
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,208

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue(Capital Projects Program)	5.000%	7/1/21	1,795	1,845
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	3,240
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	2,034
	San Rafael CA City High School District GO	3.000%	8/1/47	2,225	2,405
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,217
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,144
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,555
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,578
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,920
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,929
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,814
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,328
[9]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,951
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,241
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,195
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	6.000%	7/1/21	3,000	3,100
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,827
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,956
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,367
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,544
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,936
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,641
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,864
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,204
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,491
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,693
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.090%	12/1/20	3,030	3,030
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.100%	12/1/20	11,975	11,975
	Santa Clarita Community College District GO	3.000%	8/1/36	750	826
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,032
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,843
	Santa Clarita Community College District GO	3.000%	8/1/49	5,255	5,630
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,208
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.750%	6/1/50	2,400	2,437
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	480	599
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	952
	Santa Monica Community College District GO	4.000%	8/1/31	3,000	3,361
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,268
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,499
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	475
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	675
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	576
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,373
	Sequoia Union High School District GO	3.250%	7/1/38	100	106
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,883
	Silicon Valley Clean Water Sewer Revenue	5.000%	2/1/39	3,095	3,501

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,428
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,471
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,230
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,578
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,059
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,653
	Solano County Community College District GO	5.000%	8/1/37	1,050	1,303
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,136
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,300	1,650
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	242
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	241
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	419
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	298
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,183
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,212
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,202
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	2.375%	2/1/45	2,375	2,410
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/43	1,500	1,767
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/46	1,500	1,754
[9]	Southern California Public Power Authority Electric Power & Light Revenue	5.750%	7/1/21	220	221
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,612
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	757
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/34	1,000	1,355
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,100	1,478
[6]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.070%	12/1/20	5,700	5,700
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,599
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,809
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,110	9,563
	Southwestern Community College District GO	4.000%	8/1/34	375	445
	Southwestern Community College District GO	5.000%	8/1/44	7,045	8,307
	Southwestern Community College District GO	4.000%	8/1/47	7,940	9,147
	State Center Community College District GO	3.000%	8/1/40	4,660	5,210
	State Center Community College District GO	4.000%	8/1/42	2,315	2,688
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,975
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,487
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,167
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,142

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,526
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,960
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,955
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,416
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,442
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,475
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,200	4,958
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	4,360	4,397
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,790
	Sweetwater Union High School District GO	5.000%	8/1/33	165	191
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,041
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,228
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,823
[2]	Temecula Valley Unified School District GO	4.500%	8/1/35	3,120	3,472
[2]	Temecula Valley Unified School District GO	4.625%	8/1/37	3,785	4,216
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,470
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,228
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,027
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,497
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,135	1,152
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/49	2,200	2,733
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,686
[2]	Tulare Local Health Care District GO	4.000%	8/1/31	1,250	1,527
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,182
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,854
[9]	Tulare Union High School District GO	0.000%	8/1/27	515	479
[9]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,136
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,008
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,169
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,471
[12]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,350
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	370	454
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	637
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	602
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,498
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,623
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,907
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,498
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,109
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,619
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,424
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,962
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,254
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,700
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,632
[13]	University of California College & University Revenue	5.000%	5/15/34	4,820	6,179
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,884
	University of California College & University Revenue	5.000%	5/15/35	2,080	2,124

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,563
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,410
	University of California College & University Revenue	5.250%	5/15/37	3,500	4,028
	University of California College & University Revenue	5.000%	5/15/38	10,000	11,031
	University of California College & University Revenue	5.000%	5/15/40	5,000	5,879
	University of California College & University Revenue	5.000%	5/15/40	50	50
	University of California College & University Revenue	5.000%	5/15/41	10,370	12,485
	University of California College & University Revenue	5.000%	5/15/42	2,285	2,814
	University of California College & University Revenue	5.000%	5/15/43	4,000	5,019
	University of California College & University Revenue	4.000%	5/15/46	13,280	14,983
	University of California College & University Revenue	5.000%	5/15/46	320	382
	University of California College & University Revenue	4.000%	5/15/47	7,500	9,027
	University of California College & University Revenue	5.000%	5/15/47	15,025	18,358
	University of California College & University Revenue	5.000%	5/15/47	1,000	1,225
	University of California College & University Revenue	5.000%	5/15/48	11,500	14,319
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,804
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,733
	University of California College & University Revenue PUT	5.000%	5/15/23	6,500	7,253
	University of California College & University Revenue VRDO	0.100%	12/1/20	17,600	17,600
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,230	2,279
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,560	1,594
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,760	2,124
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,015	12,033
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	5,545	6,203
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	2,700	2,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	12/1/20	5,200	5,200
	Upland CA COP	4.000%	1/1/42	5,000	5,422
	Upland CA COP	5.000%	1/1/47	5,060	5,726
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,900
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,845	14,466
	Vacaville Unified School District GO	4.000%	8/1/38	500	596
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	935
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,240
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	3,014
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,968
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,334
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	898
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,070
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	915
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,336
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,821
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,561
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	695
	Washington Township Health Care District GO	5.500%	8/1/40	5,000	5,655
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	931
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	623

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,270
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,170	2,352
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	605
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	800
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,141
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	941
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,103
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	769
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,591
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,240
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,344
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,444
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,218
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	988
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,259
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,510
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,744
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,402
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,677
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	894
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,235
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,500	6,215
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,203
					5,474,513
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,163
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,134
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	763
					3,060
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,005	939
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,043
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,745
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	764
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,504	15,468
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,221
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	119

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	243
				24,542
Total Tax-Exempt Municipal Bonds (Cost $5,087,422)				5,502,115
Total Investments (99.7%) (Cost $5,087,422)				5,502,115
Other Assets and Liabilities—Net (0.3%)				15,620
Net Assets (100%)				5,517,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $141,508,000, representing 2.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	Securities with a value of $1,321,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	1,201	151,364	190
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(166)	(35,861)	(8)
				182

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,087,422)	5,502,115
Investment in Vanguard	227
Cash	81
Receivables for Accrued Income	46,140
Receivables for Capital Shares Issued	9,014
Variation Margin Receivable—Futures Contracts	32
Other Assets	110
Total Assets	5,557,719
Liabilities
Payables for Investment Securities Purchased	33,435
Payables for Capital Shares Redeemed	2,794
Payables for Distributions	3,487
Payables to Vanguard	268
Total Liabilities	39,984
Net Assets	5,517,735
At November 30, 2020, net assets consisted of:

Paid-in Capital	5,071,665
Total Distributable Earnings (Loss)	446,070
Net Assets	5,517,735

Investor Shares—Net Assets
Applicable to 51,238,923 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	658,773
Net Asset Value Per Share—Investor Shares	$12.86

Admiral Shares—Net Assets
Applicable to 377,927,613 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,858,962
Net Asset Value Per Share—Admiral Shares	$12.86

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	145,892
Total Income	145,892
Expenses
The Vanguard Group—Note B
Investment Advisory Services	527
Management and Administrative—Investor Shares	927
Management and Administrative—Admiral Shares	3,305
Marketing and Distribution—Investor Shares	88
Marketing and Distribution—Admiral Shares	243
Custodian Fees	25
Auditing Fees	32
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	3
Total Expenses	5,167
Net Investment Income	140,725
Realized Net Gain (Loss)
Investment Securities Sold	38,308
Futures Contracts	(2,399)
Realized Net Gain (Loss)	35,909
Change in Unrealized Appreciation (Depreciation)
Investment Securities	78,377
Futures Contracts	166
Change in Unrealized Appreciation (Depreciation)	78,543
Net Increase (Decrease) in Net Assets Resulting from Operations	255,177

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,725	139,077
Realized Net Gain (Loss)	35,909	9,442
Change in Unrealized Appreciation (Depreciation)	78,543	253,582
Net Increase (Decrease) in Net Assets Resulting from Operations	255,177	402,101
Distributions[1]
Investor Shares	(16,934)	(16,620)
Admiral Shares	(122,476)	(122,361)
Total Distributions	(139,410)	(138,981)
Capital Share Transactions
Investor Shares	7,942	128,665
Admiral Shares	383,943	632,697
Net Increase (Decrease) from Capital Share Transactions	391,885	761,362
Total Increase (Decrease)	507,652	1,024,482
Net Assets
Beginning of Period	5,010,083	3,985,601
End of Period	5,517,735	5,010,083
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.53	$11.79	$12.10	$11.66	$12.12
Investment Operations
Net Investment Income	.335[1]	.371[1]	.394[1]	.396[1]	.410
Net Realized and Unrealized Gain (Loss) on Investments	.327	.741	(.309)	.438	(.460)
Total from Investment Operations	.662	1.112	.085	.834	(.050)
Distributions
Dividends from Net Investment Income	(.332)	(.372)	(.395)	(.394)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.332)	(.372)	(.395)	(.394)	(.410)
Net Asset Value, End of Period	$12.86	$12.53	$11.79	$12.10	$11.66
Total Return[2]	5.36%	9.54%	0.71%	7.22%	-0.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$659	$640	$479	$486	$455
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.02%	3.31%	3.29%	3.31%
Portfolio Turnover Rate	27%	11%	15%	16%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.53	$11.79	$12.10	$11.66	$12.12
Investment Operations
Net Investment Income	.345[1]	.381[1]	.404[1]	.408[1]	.423
Net Realized and Unrealized Gain (Loss) on Investments	.327	.741	(.310)	.438	(.460)
Total from Investment Operations	.672	1.122	.094	.846	(.037)
Distributions
Dividends from Net Investment Income	(.342)	(.382)	(.404)	(.406)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.342)	(.382)	(.404)	(.406)	(.423)
Net Asset Value, End of Period	$12.86	$12.53	$11.79	$12.10	$11.66
Total Return[2]	5.44%	9.63%	0.80%	7.33%	-0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,859	$4,371	$3,506	$3,419	$3,062
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.73%	3.10%	3.39%	3.39%	3.41%
Portfolio Turnover Rate	27%	11%	15%	16%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

California Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $227,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,502,115	—	5,502,115
Derivative Financial Instruments
Assets
Futures Contracts[1]	32	—	—	32
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

California Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,701
Total Distributable Earnings (Loss)	(1,701)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,301
Undistributed Tax-Exempt Income	3,501
Undistributed Long-Term Gains	34,581
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	410,174
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	139,410	138,981
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	139,410	138,981
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,091,941
Gross Unrealized Appreciation	413,015
Gross Unrealized Depreciation	(2,841)
Net Unrealized Appreciation (Depreciation)	410,174

California Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2020, the fund purchased $1,854,205,000 of investment securities and sold $1,342,460,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $488,417,000 and $460,081,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	273,963	21,632	233,399	18,931
Issued in Lieu of Cash Distributions	14,557	1,151	14,359	1,167
Redeemed	(280,578)	(22,598)	(119,093)	(9,709)
Net Increase (Decrease)—Investor Shares	7,942	185	128,665	10,389
Admiral Shares
Issued	1,099,697	87,283	964,971	78,632
Issued in Lieu of Cash Distributions	80,927	6,395	80,398	6,532
Redeemed	(796,681)	(64,629)	(412,672)	(33,721)
Net Increase (Decrease)—Admiral Shares	383,943	29,049	632,697	51,443
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2020, the related statements of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2020 and each of the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard California Municipal Money Market Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard California Intermediate-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,399,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2020 tax information (unaudited) for Vanguard California Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,654,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Municipal CA Intermediate Bond Index and the Bloomberg Barclays CA Municipal Bond Index (Indices or Bloomberg Barclays Indices.)
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the California Tax-Exempt Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the California Tax-Exempt Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the California Tax-Exempt Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the California Tax-Exempt Funds or the owners of the California Tax-Exempt Funds.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the California Tax-Exempt Funds. Investors acquire the California Tax-Exempt Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the California Tax-Exempt Funds. The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the California Tax-Exempt Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the California Tax-Exempt Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the California Tax-Exempt Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the California Tax-Exempt Funds.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties.
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© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q750 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $92,000
Fiscal Year Ended November 30, 2019: $96,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard California Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard California Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard California Tax-Free Funds

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.